UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23953
MFS ACTIVE EXCHANGE TRADED FUNDS TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28
Date of reporting period:
February 28, 2026
This Form N-CSR pertains to the following series of the Registrant: MFS Active Core Plus Bond ETF, MFS Active Growth ETF, MFS Active Intermediate Muni Bond ETF, MFS Active International ETF, MFS Active Value ETF, MFS Active Mid Cap ETF, MFS Blended Research International Equity ETF, and MFS Blended Research Core Equity ETF. MFS Active Mid Cap ETF commenced investment operations on September 24, 2025. MFS Blended Research International Equity ETF and MFS Blended Research Core Equity ETF commenced investment operations on October 22, 2025.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Active Core Plus Bond ETF

Principal Listing Exchange: NYSE

MFSB
Annual Shareholder Report
This annual shareholder report contains important information about MFS Active Core Plus Bond ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Core Plus Bond ETF	$35	0.34%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active Core Plus Bond ETF (fund) provided a total return of 6.81%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    From a quality perspective, the fund's exposure to BB-rated bonds, for which the benchmark has no exposure, benefited relative returns. Security selection within BBB-rated bonds also helped the fund's relative performance.
    The fund's underweight exposure to the treasury sector, coupled with its exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, further contributed to relative results.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    An underweight allocation to the mortgage backed security (MBS) agency fixed rate sector weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	1-yr	Life*
MFS Active Core Plus Bond ETF	6.81%	6.19%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	5.76%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the fund has less than 10 years of performance history and represent the average annual total return from the fund inception date to the stated period end. Returns less than one year are cumulative, not annualized.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/etfs for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	232,677,145	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	358	Average Effective Duration (yrs):	5.8
Total Management Fee ($):	341,881
Portfolio Turnover Rate (%):	49
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Composition including fixed income credit
quality
AAA	10.9%
AA	4.6%
A	13.8%
BBB	26.4%
BB	7.1%
B	3.7%
CCC	0.4%
U.S. Government	22.0%
Federal Agencies	7.9%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ECP-ANN

MFS® Active Growth ETF
Principal Listing Exchange: NYSE
MFSG
Annual Shareholder Report
This annual shareholder report contains important information about MFS Active Growth ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Growth ETF	$52	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active Growth ETF (fund) provided a total return of 10.25%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 14.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The combination of stock selection and, to a lesser extent, an overweight position in the industrials sector benefited the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the health care sector, and the combination of stock selection and an overweight position in the financials sector, held back relative returns.
    Stock selection within the communication services sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	Life*
MFS Active Growth ETF	10.25%	5.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	10.99%
Russell 1000® Growth Index ∆	14.78%	8.51%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the fund has less than 10 years of performance history and represent the average annual total return from the fund inception date to the stated period end. Returns less than one year are cumulative, not annualized.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/etfs for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	192,452,300	Total Management Fee ($):	627,807
Total Number of Holdings:	55	Portfolio Turnover Rate (%):	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	49.6%
Communication Services	12.3%
Industrials	10.3%
Consumer Discretionary	9.6%
Financials	7.8%
Health Care	7.0%
Consumer Staples	2.1%
Materials	0.7%
Utilities	0.3%
Top ten holdings
NVIDIA Corp.	13.6%
Microsoft Corp.	9.4%
Apple, Inc.	9.0%
Alphabet, Inc., "A"	7.9%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., "A"	3.1%
Visa, Inc., "A"	3.1%
GE Vernova, Inc.	3.0%
Broadcom, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EGO-ANN

MFS® Active Intermediate Muni Bond ETF
Principal Listing Exchange: NYSE
MFSM
Annual Shareholder Report
This annual shareholder report contains important information about MFS Active Intermediate Muni Bond ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Intermediate Muni Bond ETF	$35	0.34%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active Intermediate Muni Bond ETF (fund) provided a total return of 5.76%, at net asset value. This compares with a return of 4.96% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 5.61%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  The municipal market produced positive returns over the trailing year, having rebounded strongly following volatility early in the period. Following a spike in April 2025, bond yield volatility generally trended lower, and the resumption of Fed rate cuts bolstered the outlook for fixed income assets, including municipals. The investment grade and high yield municipal markets delivered 5.0% and 3.1% returns, respectively, over the period. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 5.6%. Across the curve, bonds with maturities in the seven to 15-year range performed best while short and long maturity bonds lagged. The yield (yield-to-worst) of the benchmark index ended the period at 2.79%, roughly in line with the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's longer duration stance helped relative performance as interest rates generally declined over the reporting period.
    From a sector perspective, the fund's overweight allocation and favorable bond selection within the housing sector strengthened relative returns. Security selection within AA-rated bonds further aided relative performance.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Bond selection within A and BBB-rated bonds also detracted from the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	Life*
MFS Active Intermediate Muni Bond ETF	5.76%	4.97%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.96%	3.77%
Bloomberg Municipal 1-15 Year Index ∆	5.61%	4.83%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the fund has less than 10 years of performance history and represent the average annual total return from the fund inception date to the stated period end. Returns less than one year are cumulative, not annualized.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/etfs for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	78,167,681	Average Effective Maturity (yrs):	11.9
Total Number of Holdings:	312	Average Effective Duration (yrs):	6.0
Total Management Fee ($):	160,182
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	95.7%
Money Market Funds	4.3%
Composition including fixed income credit
quality
AAA	3.0%
AA	33.4%
A	27.8%
BBB	16.0%
BB	2.7%
B	0.6%
CCC	0.2%
Not Rated	12.0%
Money Market Funds	4.3%
Industries
Utilities - Other	9.9%
Fixed Income ETFs	9.7%
Airport Revenue	9.5%
Healthcare Revenue - Hospitals	7.3%
Multi-Family Housing Revenue	6.3%
Healthcare Revenue - Long Term Care	6.1%
General Obligations - Schools	5.0%
Universities - Colleges	4.6%
General Obligations - General Purpose	4.1%
Miscellaneous Revenue - Other	3.2%
Other Industries	30.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMU-ANN

MFS® Active International ETF
Principal Listing Exchange: NYSE
MFSI
Annual Shareholder Report
This annual shareholder report contains important information about MFS Active International ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active International ETF	$67	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active International ETF (fund) provided a total return of 27.31%, at net asset value. This compares with a return of 39.71% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Favorable stock selection within the utilities sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the information technology, industrials, materials, consumer discretionary, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	1-yr	Life*
MFS Active International ETF	27.31%	23.67%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	39.71%	33.24%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the fund has less than 10 years of performance history and represent the average annual total return from the fund inception date to the stated period end. Returns less than one year are cumulative, not annualized.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/etfs for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	873,138,188	Total Management Fee ($):	2,630,957
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Samsung Electronics Co. Ltd.	3.5%
Tencent Holdings Ltd., ADR	2.5%
Air Liquide S.A.	2.1%
Schneider Electric SE	2.1%
Hitachi Ltd.	2.1%
Rolls-Royce Holdings PLC	2.0%
Mitsubishi Electric Corp.	2.0%
Roche Holding AG	1.9%
Compagnie Financiere Richemont S.A.	1.8%
Issuer country weightings
Japan	14.7%
United Kingdom	12.2%
France	12.2%
Switzerland	8.8%
Taiwan	8.3%
Germany	6.3%
Canada	6.0%
China	5.6%
South Korea	3.5%
Other Countries	22.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIE-ANN

MFS® Active Value ETF
Principal Listing Exchange: NYSE
MFSV
Annual Shareholder Report
This annual shareholder report contains important information about MFS Active Value ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Value ETF	$47	0.44%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active Value ETF (fund) provided a total return of 12.54%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 18.36%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection within the health care sector, and an underweight position in the consumer discretionary sector, strengthened relative performance.
    An underweight position and stock selection in the real estate sector further benefited the fund's relative results.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector held back relative performance.
    Stock selection and an underweight position in the information technology sector also weakened the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	Life*
MFS Active Value ETF	12.54%	11.73%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	10.99%
Russell 1000® Value Index ∆	18.36%	13.72%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the fund has less than 10 years of performance history and represent the average annual total return from the fund inception date to the stated period end. Returns less than one year are cumulative, not annualized.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/etfs for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	285,771,051	Total Management Fee ($):	510,070
Total Number of Holdings:	62	Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	25.4%
Industrials	18.3%
Health Care	15.6%
Utilities	10.3%
Information Technology	9.9%
Energy	7.4%
Consumer Staples	4.9%
Consumer Discretionary	3.3%
Real Estate	3.1%
Materials	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.7%
Exxon Mobil Corp.	3.2%
Progressive Corp.	3.2%
Cigna Group	2.9%
KLA Corp.	2.7%
Duke Energy Corp.	2.5%
Chevron Corp.	2.4%
Union Pacific Corp.	2.3%
Travelers Cos., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EVE-ANN

MFS® Blended Research® International Equity ETF
Principal Listing Exchange: NYSE
BRIE
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity ETF for the period of October 22, 2025 to February 28, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research International Equity ETF	$13	0.34%
# For the period from the commencement of the fund’s investment operations, October 22, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from October 22, 2025 to February 28, 2026, shares of the MFS Blended Research International Equity ETF (fund) provided a total return of 18.37%, at net asset value. This compares with a return of 15.04% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, health care, energy, and consumer staples sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the communication services, information technology, and real estate sectors was a primary detractor from relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	Life*
MFS Blended Research International Equity ETF	18.37%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.04%
*	For the period from the commencement of the fund's investment operations, October 22, 2025 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.
If the fund life return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.38%.
Notes to Fund Performance
Life returns are presented where the fund has less than 10 years of performance history and represent the average annual total return from the fund inception date to the stated period end. Returns less than one year are cumulative, not annualized.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/etfs for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	146,101,912	Total Management Fee ($):	77,247
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.5%
Information Technology	16.4%
Industrials	14.7%
Consumer Discretionary	8.0%
Health Care	7.8%
Materials	6.6%
Consumer Staples	6.5%
Energy	4.8%
Communication Services	4.6%
Utilities	3.7%
Real Estate	2.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
ASML Holding N.V.	2.4%
Novartis AG	2.0%
Samsung Electronics Co. Ltd.	1.9%
Rio Tinto PLC	1.9%
Toyota Tsusho Corp.	1.8%
BNP Paribas S.A.	1.7%
Kinross Gold Corp.	1.6%
British American Tobacco PLC	1.6%
Toronto-Dominion Bank	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EBI-ANN

MFS® Blended Research® Core Equity ETF

Principal Listing Exchange: NYSE

BRCE
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity ETF for the period of October 22, 2025 to February 28, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research Core Equity ETF	$9	0.24%
# For the period from the commencement of the fund’s investment operations, October 22, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from October 22, 2025 to February 28, 2026, shares of the MFS Blended Research Core Equity ETF (fund) provided a total return of 4.48%, at net asset value. This compares with a return of 2.58% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Favorable stock selection within the information technology, financials, consumer staples, and utilities sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	Life*
MFS Blended Research Core Equity ETF	4.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	2.58%
*	For the period from the commencement of the fund's investment operations, October 22, 2025 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the fund has less than 10 years of performance history and represent the average annual total return from the fund inception date to the stated period end. Returns less than one year are cumulative, not annualized.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/etfs for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	30,507,245	Total Management Fee ($):	23,928
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	5
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	31.5%
Financials	12.2%
Health Care	10.6%
Communication Services	10.1%
Consumer Discretionary	10.1%
Industrials	8.9%
Consumer Staples	5.9%
Energy	4.0%
Utilities	3.6%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	5.6%
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., "A"	3.3%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.1%
Johnson & Johnson	2.1%
General Electric Co.	2.1%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EBC-ANN

MFS® Active Mid Cap ETF

Principal Listing Exchange: NYSE

MMID
Annual Shareholder Report
This annual shareholder report contains important information about MFS Active Mid Cap ETF for the period of September 24, 2025 to February 28, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Mid Cap ETF	$26	0.59%
# For the period from the commencement of the fund’s investment operations, September 24, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from September 24, 2025 to February 28, 2026, shares of the MFS Active Mid Cap ETF (fund) provided a total return of 5.00%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Russell Midcap® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell Midcap® Index:
    Stock selection within the consumer discretionary and health care sectors strengthened relative performance.
    The combination of an underweight position and favorable stock selection within the communication services sector also supported relative results.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within the information technology and industrials sectors held back relative performance.
    Stock selection within the real estate and consumer staples sectors also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	Life*
MFS Active Mid Cap ETF	5.00%
Comparative Benchmark(s)
Russell Midcap® Index ∆	7.30%
*	For the period from the commencement of the fund's investment operations, September 24, 2025 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the fund has less than 10 years of performance history and represent the average annual total return from the fund inception date to the stated period end. Returns less than one year are cumulative, not annualized.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/etfs for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	33,683,995	Total Management Fee ($):	76,730
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Industrials	19.1%
Financials	14.9%
Consumer Discretionary	11.4%
Information Technology	10.4%
Health Care	8.5%
Real Estate	8.3%
Utilities	7.1%
Materials	6.7%
Energy	6.3%
Consumer Staples	4.8%
Communication Services	1.5%
Top ten holdings
Ross Stores, Inc.	1.7%
Wabtec Corp.	1.5%
Diamondback Energy, Inc.	1.5%
Cheniere Energy, Inc.	1.4%
Global Payments, Inc.	1.4%
nVent Electric PLC	1.4%
Littlefuse, Inc.	1.4%
Nordson Corp.	1.4%
Element Solutions, Inc.	1.3%
Alliant Energy Corp.	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ECM-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended February 28, 2026 and February 28, 2025, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2026	2025
MFS Active Core Plus Bond ETF	34,750	25,900
MFS Active Growth ETF	31,000	23,400
MFS Active International ETF	34,750	25,900
MFS Active Intermediate Muni Bond ETF	31,000	23,400
MFS Active Mid Cap ETF**	20,800	N/A**
MFS Active Value ETF	31,000	23,400
MFS Blended Research Core Equity ETF**	20,800	N/A**
MFS Blended Research International Equity ETF**	20,800	N/A**
Total	224,900	122,000

For the fiscal years ended February 28, 2026 and February 28, 2025, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Active Core Plus	0	0	259	0	0	0
Bond ETF
To MFS Active Growth ETF	0	0	259	0	0	0
To MFS Active International	0	0	0	0	0	0
ETF
To MFS Active Intermediate	0	0	632	0	0	0
Muni Bond ETF
To MFS Active Mid Cap ETF**	0	N/A**	0	N/A**	0	N/A**
To MFS Active Value ETF	0	0	259	0	0	0
To MFS Blended Research Core	0	N/A**	0	N/A**	0	N/A**
Equity ETF**
To MFS Blended Research	0	N/A**	0	N/A**	0	N/A**
International Equity ETF**
Total fees billed by E&Y	0	0	1,409	0	0	0
To above Funds

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related
Entities of MFS Active Core	0	0	0	0	245,568	3,600
Plus Bond ETF*
To MFS and MFS Related
Entities of MFS Active	0	0	0	0	245,568	3,600
Growth ETF*
To MFS and MFS Related
Entities of MFS Active	0	0	0	0	245,568	3,600
International ETF*
To MFS and MFS Related
Entities of MFS Active	0	0	0	0	245,568	3,600
Intermediate Muni Bond
ETF*
To MFS and MFS Active Mid	0	N/A**	0	N/A**	245,568	N/A**
Cap ETF* **
To MFS and MFS Related
Entities of MFS Active Value	0	0	0	0	245,568	3,600
ETF*
To MFS and MFS Blended	0	N/A**	0	N/A**	245,568	N/A**
Research Core Equity ETF* **
To MFS and MFS Blended	0	N/A**	0	N/A**	245,568	N/A**
Research International Equity
ETF* **

Fees billed by E&Y:			Aggregate fees for non-audit services:
				2026		2025
To MFS Active Core Plus Bond ETF, MFS and			392,305			333,591
MFS Related Entities#
To MFS Active Growth ETF, MFS and MFS			392,305			333,591
Related Entities#
To MFS Active International ETF, MFS and MFS			392,046			333,591
Related Entities#
To MFS Active Intermediate Muni Bond ETF, MFS			392,678			333,591
and MFS Related Entities#
To MFS Active Mid Cap ETF, MFS and MFS			392,046			N/A**
Related Entities# **
To MFS Active Value ETF, MFS and MFS Related			392,305			333,591
Entities#
To MFS Blended Research Core Equity ETF, MFS			392,046			N/A**
and MFS Related Entities# **
To MFS Blended Research International Equity ETF,			392,046			N/A**
MFS and MFS Related Entities# **

**MFS Active Mid Cap ETF commenced investment operations on September 24, 2025. MFS Blended Research Core Equity ETF and MFS Blended Research International Equity ETF commenced investment operations on October 22, 2025

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non- audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regularmeet ings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(j):

Not applicable.

Item 4(i):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. Effective January 1, 2026, the members of the Audit Committee are Messrs. Steven E. Buller, John A. Caroselli, Peter D. Jones, and Clarence Otis, Jr, and Ms. Paula E. Smith.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Active Core Plus Bond ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Core Plus Bond ETF
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace & Defense – 1.5%
Boeing Co., 6.528%, 5/01/2034	$1,226,000	$1,374,563
Boeing Co., 5.805%, 5/01/2050	159,000	159,642
Bombardier, Inc., 6.75%, 6/15/2033 (n)	900,000	948,369
TransDigm, Inc., 4.625%, 1/15/2029	330,000	329,017
TransDigm, Inc., 6.375%, 5/31/2033 (n)	605,000	617,483
		$3,429,074
Asset-Backed & Securitized – 24.4%
ACORE Issuer LLC, 2026-FL1, “C”, FLR, 5.8% (SOFR - 1mo. + 2.1%), 8/20/2043 (n)	$692,000	$693,295
ACREC 2025-FL3 LLC, “AS”, FLR, 5.304% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	97,500	97,230
Acres PLC, 2026-FL4, “AS”, FLR, 5.45% (SOFR - 1mo. + 1.7%), 8/18/2044 (n)	551,500	553,216
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	100,000	100,704
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	18,861	18,885
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	489,847	490,694
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	135,000	135,276
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	769,000	769,006
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	176,125	176,753
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	170,714	171,265
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.474% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	250,000	249,997
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	112,799	112,802
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.958% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	327,273
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 6.009% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	100,000	99,899
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.201% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	120,332	120,032
ARI Fleet Lease Trust, 2026-A, “A2”, 3.96%, 11/15/2034 (n)	141,000	141,332
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.298% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	350,000	350,761
Bain Capital Credit CLO Ltd., 2020-3A, “DRR”, FLR , 6.771% (SOFR - 3mo. + 3.1%), 10/23/2034 (n)	935,000	913,775
Bain Capital Credit CLO Ltd., 2020-4A, “BRR”, FLR, 5.267% (SOFR - 3mo. + 1.6%), 10/20/2036 (n)	803,892	804,849
Bain Capital Credit CLO Ltd., 2021-4A, “CRR”, FLR, 5.218% (SOFR - 3mo. + 1.55%), 10/20/2034 (n)	1,300,000	1,300,000
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.517% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	800,000	801,697
Bain Capital Credit CLO Ltd., 2022-3A, “CR”, FLR, 5.569% (SOFR - 3mo. + 1.9%), 7/17/2035 (n)	500,000	500,009
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	188,139	195,932
Bank5, 2026-5YR20, “A3”, 5.104%, 2/15/2059	75,609	78,462
Bank5, 2026-5YR20, “AS”, 5.336%, 2/15/2059	232,069	240,828
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.019% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)	250,000	249,459
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.219% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	250,000	250,099
BBCMS Mortgage Trust, 2025-C39, “A5”, 5.297%, 12/15/2058	157,895	165,882
BDS 2021-FL10 Ltd., “AS”, FLR, 5.43% ((SOFR - 1mo. + 11.448%) + 1.7645%), 12/16/2036 (n)	500,000	500,045
BDS 2025-FL14 Ltd., “B”, FLR, 5.359% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	134,096	134,070
BDS 2025-FL16 Ltd., “B”, FLR, 5.516% (SOFR - 1mo. + 1.85%), 7/19/2043 (n)	496,505	497,430
Benchmark 2025-V18 Mortgage Trust, “AS”, 5.592%, 10/15/2058	133,186	139,566
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 5.869% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	400,000	400,218
BMP Commercial Mortgage Trust, 2024-MF23, “B”, 5.301% (SOFR - 1mo. + 1.6416%), 6/15/2041 (n)	250,000	250,156
BRSP 2026-FL3 Ltd., “AS”, FLR, 5.4%, 8/19/2043 (n)	667,000	667,828
BRSP 2026-FL3 Ltd., “C”, FLR, 5.8% (SOFR - 1mo. + 2.1%), 8/19/2043 (n)	484,000	484,601
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 5.754% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	150,000	150,750
BX Trust, 2025-BCAT, “A”, FLR, 5.039% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	450,394	450,535
BX Trust, 2025-BCAT, “C”, FLR, 5.559% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	95,828	95,948
BX Trust, 2025-BCAT, “D”, FLR, 6.309% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	958,285	960,082
BX Trust, 2026-CSMO, “A”, FLR, 5.06% (SOFR - 1mo. + 1.4%), 2/15/2042 (n)	380,000	380,000
ECPFS-ANN
1

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2020-FL2 Ltd., “A”, FLR, 4.928% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	$28,002	$27,982
BXMT 2021-FL4 Ltd., “A”, FLR, 4.828% ((SOFR - 1mo. + 0.11448%) + 1.05%), 5/15/2038 (n)	311,821	311,234
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	202,000	202,259
Cathedral Lake VI Ltd., FLR, 5.518% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	287,716	287,703
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.059% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	169,000	169,535
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	79,613	80,529
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	142,375	144,394
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	188,517	189,853
Columbia Cent CLO Ltd., 2020-30A, “CR2”, FLR, 5.567% (SOFR - 3mo. + 1.9%), 1/20/2034 (n)	387,755	383,749
Columbia Cent CLO Ltd., 2021-31A, “CR”, FLR, 5.517% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	300,000	298,069
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	250,000	269,074
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	500,000	542,941
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	200,000	206,061
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 5.417% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	250,000	248,736
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 5.567% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	999,128	999,927
Dryden Senior Loan Fund, 2022-98A, “CR”, FLR, 5.576% (SOFR - 3mo. + 1.9%), 4/20/2035 (n)(w)	1,250,000	1,250,000
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.326% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	206,500	207,300
ELM Trust, 2024-ELM, “C15”, 6.395%, 6/10/2039 (n)	1,100,000	1,105,208
ELM Trust, 2024-ELM, “D10”, 6.846%, 6/10/2039 (n)	221,000	221,380
Elmwood CLO Ltd., 2022-2A, “CR”, FLR, 5.519% (SOFR - 3mo. + 1.85%), 4/22/2035 (n)	500,000	500,255
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	176,000	176,480
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	568,000	569,530
General Motors Co., FLR, 4.208% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	250,000	250,125
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	14,992	15,021
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.04%, 11/15/2028 (n)	409,000	408,987
GoldenTree Loan Management CLO Ltd., 2023-17A, “CR”, FLR, 5.467% (SOFR - 3mo. + 1.8%), 1/20/2039 (n)	600,000	600,827
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.248% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	100,000	100,168
Harbor Park CLO Ltd., 2018-1A, “DR2”, FLR, 6.167% (SOFR - 3mo. + 2.5%), 1/20/2031 (n)	486,979	485,528
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	81,121	81,414
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	109,000	112,216
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	406,000	410,694
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	163,115	163,621
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.5% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	147,000	147,091
LoanCore 2025-CRE9 Ltd., “AS”, FLR, 5.364% (SOFR - 1mo. + 1.7%), 8/18/2042 (n)	489,000	489,153
LRECS 2025-CRE1 LLC, “B”, FLR, 6% (SOFR - 1mo. + 2%), 8/19/2043 (n)	687,327	687,928
Magnetite CLO Ltd., 2019-21A, “BR”, 5.279% ((SOFR - 3mo. + 26.161%) + 1.35%), 4/20/2034 (n)	250,000	250,532
Marble Point CLO, 2021-2A, “CR”, FLR, 5.718% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	394,872	395,574
MF1 2021-FL7 Ltd., “AS”, FLR, 5.23% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	1,000,000	998,924
MF1 2022-FL8 Ltd., “A”, FLR, 5.017% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	95,350	95,349
MF1 2024-FL14 LLC, “AS”, FLR, 5.899% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	100,000	100,106
MF1 2024-FL14 LLC, “C”, FLR, 6.948% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	150,000	150,243
MF1 2024-FL16 LLC, “C”, FLR, 6.206% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	350,000	351,731
MF1 2025-FL17 LLC, “A”, FLR, 4.984% (SOFR - 1mo. + 1.32%), 2/18/2040 (n)	500,000	500,091
MF1 2025-FL17 LLC, “B”, FLR, 5.456% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	500,000	500,295
MF1 2025-FL17 LLC, “C”, FLR, 5.756% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	888,889	889,412
MF1 2025-FL19 LLC, “A”, FLR, 5.236% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	250,000	250,079
MF1 2025-FL19 LLC, “AS”, FLR, 6.005% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	572,121	574,613
MF1 2025-FL19 LLC, “B”, FLR, 5.655% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	715,568	718,690
MF1 2026-FL21 LLC, “AS”, FLR, 5.214% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	527,037	527,530
MF1 2026-FL21 LLC, “C”, FLR, 5.614% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	446,186	446,720
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 5.814% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	1,404,267	1,409,937
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	227,081	227,336
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	128,860	129,975
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	187,555	188,504
2

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	$398,058	$400,369
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 12/28/2065 (n)	945,190	945,771
New Residential Mortgage Loan Trust, 2025-NQM2, “A1”, 5.566%, 4/25/2065 (n)	83,011	84,327
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	316,066	320,035
New Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.085%, 10/25/2065 (n)	1,448,392	1,458,760
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	640,530	640,782
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	1,314,169	1,315,195
OBX Trust, 2024-NQM6, “A1”, 6.447%, 2/25/2064 (n)	138,970	140,918
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	79,028	79,811
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	80,679	81,557
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	83,989	84,590
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	84,542	85,057
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	273,348	274,472
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	185,262	186,416
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.522% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	750,000	750,327
Palmer Square Loan Funding 2024-1A Ltd., “A1R”, FLR, 4.479% (SOFR - 3mo. + 0.82%), 10/15/2032 (n)	290,000	290,044
Palmer Square Loan Funding 2024-1A Ltd., “BR”, FLR, 5.109% (SOFR - 3mo. + 1.45%), 10/15/2032 (n)	120,000	120,021
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.372% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	500,000	500,648
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.467% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	250,000	250,326
Park Avenue Institutional Advisers CLO Ltd., 2019-2, FLR, 7.062% (SOFR - 3mo. + 3.4%), 10/15/2034 (n)	992,908	993,050
PFP III 2025-12 Ltd., “B”, FLR, 5.708% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	100,000	99,827
PFP III 2026-13 Ltd., “AS”, FLR, 5.316% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	1,000,000	1,004,041
PFP III 2026-13 Ltd., “B”, FLR, 5.516% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	950,000	953,259
PLYM Commercial Mortgage Trust, 2026-IND, “C”, FLR, 5.323% (SOFR - 1mo. + 1.65%), 3/15/2043 (n)(w)	175,000	175,000
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.067% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	399,890	401,925
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.017% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	225,596	227,022
PMT Loan Trust, 2025-INV12, “A35”, FLR, 4.967% (SOFR - 1mo. + 1.3%), 12/25/2056 (n)	285,003	286,624
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.867% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	233,911	233,896
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.81% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	1,349,877	1,349,850
PRM Loan Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	123,326	123,819
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	183,905	185,817
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	121,744	123,035
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	671,713	677,346
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.217% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	623,905	628,431
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	87,905	88,129
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	270,916	271,005
Speak CLO Ltd., 2014-1A, “BR4”, FLR, 5.267% (SOFR - 3mo. + 1.6%), 4/17/2034 (n)	650,000	651,351
Speak CLO Ltd., 2014-1A, “CR4”, FLR, 5.617% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	250,000	249,341
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	63,336	63,516
STORE Master Funding LLC, 2025-1A, “A2”, 4.98%, 10/20/2055 (n)	517,323	520,421
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	262,427	265,346
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	300,000	298,551
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 5.614% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	356,790	356,790
Trinitas CLO Ltd., 2017-6A, “B1R4”, FLR, 5.318% (SOFR - 3mo. + 1.65%), 1/25/2034 (n)	700,000	699,733
Unity-Peace Park CLO Ltd., 2022-1A, “CR”, FLR, 5.313% (SOFR - 3mo. + 1.65%), 4/20/2035 (n)	1,242,757	1,243,068
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	123,229	124,832
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	118,881	119,365
		$56,695,070
Automotive – 0.7%
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	$487,000	$500,811
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	200,000	208,124
Hyundai Capital America, 5.3%, 1/08/2030 (n)	246,000	255,881
3

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$656,000	$705,379
		$1,670,195
Brokerage & Asset Managers – 2.9%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	$1,080,000	$1,080,324
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	992,000	992,426
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	900,000	923,566
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	1,196,000	1,176,260
LPL Holdings, Inc., 4%, 3/15/2029 (n)	139,000	137,110
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	231,000	226,025
LPL Holdings, Inc., 6%, 5/20/2034	192,000	200,071
LPL Holdings, Inc., 5.75%, 6/15/2035	772,000	788,602
Nomura Holdings, Inc., 5.043%, 6/10/2036	800,000	801,633
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	400,000	418,579
		$6,744,596
Building – 1.6%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$1,079,000	$1,096,162
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	733,000	752,317
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	641,000	639,296
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	300,000	308,137
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	890,000	924,975
		$3,720,887
Business Services – 0.4%
Global Payments, Inc., 2.9%, 11/15/2031	$1,079,000	$971,622
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$544,000	$568,245
Computer Software – 0.5%
Oracle Corp., 5.2%, 9/26/2035	$336,000	$324,695
Oracle Corp., 5.7%, 2/04/2036	732,000	732,410
Oracle Corp., 5.95%, 9/26/2055	95,000	83,599
		$1,140,704
Conglomerates – 0.4%
Regal Rexnord Corp., 6.3%, 2/15/2030	$271,000	$289,364
Regal Rexnord Corp., 6.4%, 4/15/2033	682,000	741,556
		$1,030,920
Consumer Services – 0.5%
CBRE Group, Inc., 5.95%, 8/15/2034	$1,188,000	$1,270,578
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$870,000	$916,644
Electronics – 0.6%
Broadcom, Inc., 5.2%, 4/15/2032	$248,000	$259,397
Broadcom, Inc., 3.137%, 11/15/2035 (n)	303,000	264,929
Broadcom, Inc., 4.8%, 2/15/2036	755,000	756,864
		$1,281,190
4

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.4%
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	$400,000	$433,251
Petroleos Mexicanos, 5.95%, 1/28/2031	100,000	98,001
Petroleos Mexicanos, 6.35%, 2/12/2048	443,000	355,118
		$886,370
Emerging Market Sovereign – 3.2%
Commonwealth of Bahamas, 8.95%, 10/15/2032	$200,000	$226,788
Dominican Republic, 4.875%, 9/23/2032	200,000	192,194
Republic of Colombia, 7.75%, 11/07/2036	800,000	831,600
Republic of Cote d'Ivoire, 7.625%, 1/30/2033	800,000	856,874
Republic of Guatemala, 6.6%, 6/13/2036	600,000	651,126
Republic of Panama, 6.7%, 1/26/2036	150,000	163,275
Republic of Romania, 6%, 5/25/2034	900,000	929,944
Republic of Serbia, 6%, 6/12/2034	400,000	422,357
Republic of South Africa, 7.1%, 11/19/2036	600,000	645,541
Republic of South Africa, 7.25%, 12/11/2055 (n)	700,000	700,339
Republic of Turkey, 5.95%, 1/15/2031	200,000	200,646
Republic of Turkey, 6.875%, 1/14/2038	300,000	298,562
United Mexican States, 6%, 5/07/2036	200,000	204,750
United Mexican States, 6.875%, 5/13/2037	600,000	646,650
United Mexican States, 6.625%, 1/29/2038	500,000	528,250
		$7,498,896
Energy - Independent – 1.5%
EQT Corp., 5%, 1/15/2029	$328,000	$334,297
EQT Corp., 4.75%, 1/15/2031	429,000	435,078
Occidental Petroleum Corp., 6.625%, 9/01/2030	133,000	143,936
Occidental Petroleum Corp., 5.55%, 10/01/2034	421,000	438,825
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	571,000	634,198
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	1,493,000	1,526,656
		$3,512,990
Energy - Integrated – 0.5%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172	$394,000	$419,953
Eni S.p.A., 5.5%, 5/15/2034 (n)	600,000	628,934
		$1,048,887
Entertainment – 0.8%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$880,000	$906,255
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	875,000	889,603
		$1,795,858
Financial Institutions – 1.0%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	$1,205,000	$1,207,884
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	174,000	183,491
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	400,000	418,243
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	518,000	526,956
		$2,336,574
5

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.6%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$147,000	$141,100
Constellation Brands, Inc., 4.8%, 5/01/2030	62,000	63,575
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.75%, 4/01/2033	658,000	691,963
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.95%, 4/20/2035	895,000	948,943
Performance Food Group Co., 6.125%, 9/15/2032 (n)	893,000	916,662
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	901,000	920,218
		$3,682,461
Gaming & Lodging – 0.4%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$418,000	$428,244
Marriott International, Inc., 2.85%, 4/15/2031	278,000	260,293
Marriott International, Inc., 5.25%, 10/15/2035	211,000	216,220
		$904,757
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$752,000	$762,843
Insurance – 1.2%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$941,000	$973,378
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	185,000	192,151
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	600,000	644,837
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	913,000	992,654
		$2,803,020
Insurance - Property & Casualty – 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$935,000	$912,289
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	294,000	304,911
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	709,000	718,704
Brown & Brown, Inc., 5.65%, 6/11/2034	235,000	241,878
Brown & Brown, Inc., 5.55%, 6/23/2035	1,019,000	1,039,642
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	882,000	942,782
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	450,000	469,323
Hub International Ltd., 7.25%, 6/15/2030 (n)	912,000	940,686
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	892,000	907,473
		$6,477,688
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$905,000	$901,398
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$200,000	$224,112
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$209,573
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,000,000	1,058,262
		$1,267,835
Major Banks – 5.7%
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	$337,000	$349,754
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	884,000	923,881
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	247,000	233,757
Bank of America Corp., 6.25% to 7/26/2030, FLR (CMT - 5yr. + 2.351%) to 10/26/2173	49,000	50,419
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	600,000	688,657
6

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	$328,000	$369,705
Capital One Financial Corp., 6.7%, 11/29/2032	245,000	272,210
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	183,000	198,397
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	100,000	106,239
Capital One Financial Corp., 5.197% to 9/11/2035, FLR (SOFR - 1 day + 1.63%) to 9/11/2036	436,000	434,793
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	1,214,000	1,244,738
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	754,000	773,102
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	439,000	399,788
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	975,000	904,659
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	289,000	292,348
JPMorgan Chase & Co., 5.766%, 4/22/2035	602,000	644,822
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	1,046,000	1,062,244
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	283,000	291,822
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	450,000	465,953
Morgan Stanley, 5.664% to 4/17/2035, FLR (SOFR - 1 day + 1.757%) to 4/17/2036	541,000	571,727
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	238,000	250,837
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	600,000	634,518
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	400,000	363,987
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	409,000	384,078
Wells Fargo & Co., 4.892% to 9/15/2035, FLR (SOFR - 1 day + 1.34%) to 9/15/2036	1,006,000	1,008,925
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2171	432,000	431,560
		$13,352,920
Metals & Mining – 0.8%
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	$450,000	$471,245
FMG Resources (August 2006) Pty Ltd., 4.375%, 4/01/2031 (n)	582,000	564,129
FMG Resources (August 2006) Pty Ltd., 6.125%, 4/15/2032 (n)	562,000	588,531
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	245,234	246,061
		$1,869,966
Midstream – 2.4%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$753,000	$701,179
Energy Transfer LP, 5.35%, 1/15/2036	1,324,000	1,346,106
Plains All American Pipeline LP, 5.7%, 9/15/2034	238,000	248,564
Plains All American Pipeline LP, 5.6%, 1/15/2036	866,000	887,805
Targa Resources Corp., 6.125%, 3/15/2033	993,000	1,074,369
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	425,000	412,352
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	900,000	912,918
		$5,583,293
Mortgage-Backed – 8.0%
Fannie Mae, 4.667%, 2/25/2045 (n)	$51,115	$51,163
Fannie Mae, 4%, 12/01/2054	664,219	645,873
Fannie Mae, 5.067%, 12/25/2054	121,162	122,536
Fannie Mae, 6%, 4/01/2055 - 6/01/2055	1,638,536	1,680,877
Fannie Mae, UMBS, 2%, 3/01/2052	1,341,458	1,114,861
Fannie Mae, UMBS, 2.5%, 4/01/2052	184,118	160,528
Fannie Mae, UMBS, 3%, 6/01/2052 - 8/01/2052	647,737	587,351
Fannie Mae, UMBS, 5%, 12/01/2054	2,189,793	2,201,799
Freddie Mac, 2%, 8/01/2052	819,593	679,578
Freddie Mac, 5.117%, 2/25/2055	227,177	229,892
Freddie Mac, 4.5%, 11/01/2055 - 2/01/2056	946,793	936,837
Freddie Mac, UMBS, 2%, 3/01/2052	1,568,780	1,305,235
7

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2.5%, 5/01/2052 - 9/01/2052	$2,500,487	$2,178,504
Freddie Mac, UMBS, 3%, 5/01/2052	1,421,931	1,288,747
Freddie Mac, UMBS, 5.5%, 8/01/2054 - 10/01/2054	1,101,056	1,119,724
Freddie Mac, UMBS, 6.5%, 9/01/2054 - 11/01/2054	240,237	252,798
Freddie Mac, UMBS, 6%, 2/01/2055	109,583	114,365
Ginnie Mae, 2%, 4/20/2052	353,040	299,136
Ginnie Mae, 2.5%, 4/20/2052	505,694	446,540
Ginnie Mae, 5.5%, 4/20/2055	210,343	213,226
Ginnie Mae, 7.612%, 5/20/2055	236,599	242,770
Ginnie Mae, 6.083%, 6/20/2055	83,581	85,795
Ginnie Mae, 6.157%, 6/20/2055	69,111	69,397
Ginnie Mae, 2.177%, 3/20/2066 (i)	285,124	7,449
UMBS, TBA, 6%, 9/01/2055	400,000	410,275
UMBS, TBA, 3.5%, 3/12/2056	1,825,000	1,719,662
UMBS, TBA, 5.5%, 3/12/2056	400,000	406,413
		$18,571,331
Municipals – 0.2%
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	$400,000	$412,336
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$270,000	$259,126
Network & Telecom – 0.6%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$1,225,000	$1,279,829
Other Banks & Diversified Financials – 0.4%
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)	$400,000	$411,140
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	445,000	450,351
		$861,491
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$897,000	$899,121
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	673,000	721,761
		$1,620,882
Real Estate - Office – 1.9%
Boston Properties LP, REIT, 6.5%, 1/15/2034	$259,000	$277,725
Boston Properties LP, REIT, 5.75%, 1/15/2035	1,473,000	1,500,622
Highwoods Realty LP, 5.35%, 1/15/2033	1,339,000	1,347,035
Vornado Realty LP, 5.75%, 2/01/2033	1,278,000	1,296,675
		$4,422,057
Real Estate - Other – 0.5%
First Industrial LP, 5.25%, 1/15/2031	$1,068,000	$1,098,187
Real Estate - Retail – 0.7%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$291,000	$292,074
STORE Capital Corp., REIT, 4.625%, 3/15/2029	278,000	279,283
STORE Capital Corp., REIT, 4.95%, 2/11/2031 (n)	141,000	142,256
STORE Capital Corp., REIT, 2.7%, 12/01/2031	957,000	856,136
		$1,569,749
8

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.9%
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	$270,000	$280,095
Alimentation Couche-Tard, Inc., 5.077%, 9/29/2035 (n)	35,000	35,545
AutoNation, Inc., 5.89%, 3/15/2035	980,000	1,022,804
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	724,321	800,377
		$2,138,821
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$1,197,000	$1,113,529
Telecommunications - Wireless – 1.0%
American Tower Corp., 5.4%, 1/31/2035	$452,000	$470,723
Rogers Communications, Inc., 3.8%, 3/15/2032	1,206,000	1,154,366
T-Mobile USA, Inc., 2.55%, 2/15/2031	256,000	236,976
T-Mobile USA, Inc., 4.95%, 11/15/2035	216,000	217,987
Vodafone Group PLC, 5.625%, 2/10/2053	369,000	358,854
		$2,438,906
Tobacco – 1.3%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$227,000	$246,824
B.A.T. Capital Corp., 4.742%, 3/16/2032	252,000	256,561
B.A.T. Capital Corp., 4.625%, 3/22/2033	636,000	638,675
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	1,051,000	1,137,384
Philip Morris International, Inc., 5.375%, 2/15/2033	434,000	458,261
Philip Morris International, Inc., 5.25%, 2/13/2034	174,000	182,258
Philip Morris International, Inc., 4.875%, 4/30/2035	215,000	218,346
		$3,138,309
Transportation - Services – 0.1%
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	$197,340	$209,591
U.S. Treasury Obligations – 22.2%
U.S. Treasury Bonds, 4.5%, 2/15/2044	$1,900,000	$1,893,988
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	5,450,000	5,501,307
U.S. Treasury Bonds, 4.875%, 8/15/2045	5,100,000	5,304,797
U.S. Treasury Bonds, 4.625%, 11/15/2045	11,945,000	12,023,389
U.S. Treasury Bonds, 4.25%, 2/15/2054	3,460,000	3,241,182
U.S. Treasury Bonds, 4.5%, 11/15/2054	5,409,000	5,284,339
U.S. Treasury Bonds, 4.75%, 8/15/2055	1,500,000	1,527,422
U.S. Treasury Bonds, 4.625%, 11/15/2055	3,625,000	3,618,770
U.S. Treasury Notes, 4.125%, 10/31/2029	2,845,000	2,911,235
U.S. Treasury Notes, 3.875%, 7/31/2030	10,280,000	10,441,428
		$51,747,857
Utilities - Electric Power – 1.1%
Colbun S.A., 5.375%, 9/11/2035 (n)	$205,000	$206,845
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	1,025,000	1,186,557
Pacific Gas & Electric Co., 6.95%, 3/15/2034	220,000	247,627
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	895,000	928,966
		$2,569,995
Total Bonds (Identified Cost, $225,040,903)		$227,801,589
9

MFS Active Core Plus Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds – 3.2%
Money Market Funds – 3.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.63% (j) (Identified Cost, $7,478,945)	7,478,945	$7,478,945
Other Assets, Less Liabilities – (1.1)%		(2,603,389)
Net Assets – 100.0%		$232,677,145

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $91,082,034, representing 39.1% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 2/28/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	118	$24,694,266	June – 2026	$29,301
U.S. Treasury Ultra Bond 30 yr	Long	USD	10	1,215,937	June – 2026	17,066
						$46,367
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	38	$4,435,906	June – 2026	$(46,814)
At February 28, 2026, the fund had liquid securities collateral with an aggregate value of $165,543 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
10

MFS Active Core Plus Bond ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $232,519,848)	$235,280,534
Foreign currency, at value (identified cost, $8)	8
Receivables for
Net daily variation margin on open futures contracts	20,191
Interest	2,165,933
Total assets	$237,466,666
Liabilities
Payables for
Distributions	$850,035
When-issued investments purchased	1,425,000
TBA purchase commitments	2,507,984
Payable to affiliates
Investment adviser	6,502
Total liabilities	$4,789,521
Net assets	$232,677,145
Net assets consist of
Paid-in capital	$230,188,579
Total distributable earnings (loss)	2,488,566
Net assets	$232,677,145
Shares of beneficial interest outstanding (unlimited number of shares authorized)	9,150,000
Net asset value per share (net assets of $232,677,145 / 9,150,000 shares of beneficial interest outstanding)	$25.43
See Notes to Financial Statements
11

MFS Active Core Plus Bond ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 Net investment income (loss)
Income
Interest	$5,114,811
Dividends from unaffiliated issuers	69,616
Other	450
Foreign taxes withheld	(208)
Total investment income	$5,184,669
Expenses
Management fee	$341,881
Miscellaneous	235
Total expenses	$342,116
Net investment income (loss)	$4,842,553
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(133,598)
Futures contracts	18,089
Net realized gain (loss)	$(115,509)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,699,927
Futures contracts	(19,954)
Net unrealized gain (loss)	$2,679,973
Net realized and unrealized gain (loss)	$2,564,464
Change in net assets from operations	$7,407,017
See Notes to Financial Statements
12

MFS Active Core Plus Bond ETF
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended	Year ended
	2/28/26	2/28/25 (c)
Change in net assets
From operations
Net investment income (loss)	$4,842,553	$387,056
Net realized gain (loss)	(115,509)	926
Net unrealized gain (loss)	2,679,973	80,266
Change in net assets from operations	$7,407,017	$468,248
Total distributions to shareholders	$(4,986,995)	$(399,704)
Change in net assets from fund share transactions	$188,953,700	$41,049,198
Miscellaneous capital	$161,607	$24,074
Total change in net assets	$191,535,329	$41,141,816
Net assets
At beginning of period	41,141,816	—
At end of period	$232,677,145	$41,141,816

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements
13

MFS Active Core Plus Bond ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$24.93	$25.00
Income (loss) from investment operations
Net investment income (loss) (d)	$1.21	$0.29
Net realized and unrealized gain (loss)	0.41	(0.10)(g)
Total from investment operations	$1.62	$0.19
Less distributions declared to shareholders
From net investment income	$(1.15)	$(0.28)
From net realized gain	(0.01)	—
Total distributions declared to shareholders	$(1.16)	$(0.28)
Miscellaneous capital (d)	$0.04	$0.02
Net asset value, end of period (x)	$25.43	$24.93
Total return (%) (s)(x)	6.81	0.86 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.34	0.34 (a)
Net investment income (loss)	4.82	4.98 (a)
Portfolio turnover rate (e)	49	10 (n)
Net assets at end of period (000 omitted)	$232,677	$41,142

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Active Core Plus Bond ETF
Notes to Financial Statements
(1) Business and Organization
MFS Active Core Plus Bond ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
15

MFS Active Core Plus Bond ETF
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$51,747,857	$—	$51,747,857
Non - U.S. Sovereign Debt	—	8,609,378	—	8,609,378
Municipal Bonds	—	412,336	—	412,336
U.S. Corporate Bonds	—	67,201,068	—	67,201,068
Residential Mortgage-Backed Securities	—	30,499,764	—	30,499,764
Commercial Mortgage-Backed Securities	—	6,321,740	—	6,321,740
Asset-Backed Securities (including CDOs)	—	38,444,897	—	38,444,897
Foreign Bonds	—	24,564,549	—	24,564,549
Investment Companies	7,478,945	—	—	7,478,945
Total	$7,478,945	$227,801,589	$—	$235,280,534

Other Financial Instruments
Futures Contracts – Assets	$46,367	$—	$—	$46,367
Futures Contracts – Liabilities	(46,814)	—	—	(46,814)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
16

MFS Active Core Plus Bond ETF
Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$46,367	$(46,814)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended February 28, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$18,089
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended February 28, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(19,954)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
17

MFS Active Core Plus Bond ETF
Notes to Financial Statements  - continued
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if
18

MFS Active Core Plus Bond ETF
Notes to Financial Statements  - continued
there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 2/28/26	Year ended 2/28/25 (c)
Ordinary income (including any short-term capital gains)	$4,965,985	$399,704
Long-term capital gains	21,010	—
Total distributions	$4,986,995	$399,704

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$232,664,420
Gross appreciation	2,887,566
Gross depreciation	(271,899)
Net unrealized appreciation (depreciation)	$2,615,667
Undistributed ordinary income	899,700
Capital loss carryforwards	(176,766)
Other temporary differences	(850,035)
Total distributable earnings (loss)	$2,488,566
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(176,766)
19

MFS Active Core Plus Bond ETF
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the year ended February 28, 2026.
(4) Portfolio Securities
For the year ended February 28, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, were as follows:
	Purchases	Sales
U.S. Government securities	$56,759,231	$42,468,557
Non-U.S. Government securities	82,208,558	7,982,339
Securities received and delivered in-kind through subscriptions and redemptions aggregated $96,139,245 and $0, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Year ended 2/28/26		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	7,500,000	$188,953,700	1,650,000	$41,049,198

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
20

MFS Active Core Plus Bond ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Active Core Plus Bond ETF and the Board of Trustees of MFS Active Exchange Traded Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Active Core Plus Bond ETF (the “Fund”) (one of the funds constituting MFS Active Exchange Traded Funds Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Active Exchange Traded Funds Trust) at February 28, 2026, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026
21

MFS Active Core Plus Bond ETF
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
The fund designates $24,000 as capital gain dividends paid during the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Core Plus Bond ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Core Plus Bond ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Core Plus Bond ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Active Growth ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Growth ETF
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 1.9%
General Electric Co.	10,548	$3,610,159
Biotechnology – 1.0%
Gilead Sciences, Inc.	13,095	$1,950,500
Broadcasting – 1.2%
Spotify Technology S.A. (a)	2,361	$1,215,773
TKO Group Holdings, Inc.	5,100	1,141,737
		$2,357,510
Brokerage & Asset Managers – 2.8%
Brookfield Asset Management Ltd.	16,712	$781,286
Intercontinental Exchange, Inc.	8,730	1,432,855
KKR & Co., Inc.	14,420	1,264,346
NASDAQ, Inc.	22,319	1,954,698
		$5,433,185
Computer Software – 12.6%
Autodesk, Inc. (a)	10,715	$2,634,497
Cadence Design Systems, Inc. (a)	5,097	1,536,236
Microsoft Corp.	45,965	18,052,294
SAP SE	4,500	906,885
Snowflake, Inc., “A” (a)	6,418	1,080,855
		$24,210,767
Computer Software - Systems – 11.3%
Apple, Inc.	65,376	$17,271,032
Arista Networks, Inc. (a)	11,131	1,485,988
Shopify, Inc. (a)	13,809	1,667,161
Western Digital Corp.	4,772	1,334,728
		$21,758,909
Construction – 0.7%
CRH PLC	11,544	$1,385,049
Consumer Services – 1.2%
Airbnb, Inc., “A” (a)	7,328	$990,086
Uber Technologies, Inc. (a)	17,581	1,325,959
		$2,316,045
Electrical Equipment – 4.6%
AMETEK, Inc.	8,961	$2,143,650
Amphenol Corp., “A”	27,483	4,014,167
Eaton Corp. PLC	4,719	1,773,966
W.W. Grainger, Inc.	824	943,258
		$8,875,041
EGOFS-ANN
1

MFS Active Growth ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 22.8%
ASM International N.V.	1,175	$991,581
Broadcom, Inc.	17,940	5,732,727
KLA Corp.	2,212	3,372,305
Lam Research Corp.	12,077	2,824,689
NVIDIA Corp.	147,976	26,219,867
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,791	4,791,253
		$43,932,422
Energy - Renewables – 3.0%
GE Vernova, Inc.	6,591	$5,757,898
Food & Beverages – 0.9%
Monster Beverage Corp. (a)	19,890	$1,696,617
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	5,656	$1,932,825
Interactive Media Services – 11.9%
Alphabet, Inc., “A”	48,587	$15,147,483
AppLovin Corp. (a)	3,574	1,553,868
Meta Platforms, Inc., “A”	9,400	6,092,892
		$22,794,243
Machinery & Tools – 2.2%
Caterpillar, Inc.	1,890	$1,403,949
Parker Hannifin Corp.	1,194	1,204,961
Trane Technologies PLC	3,684	1,703,187
		$4,312,097
Major Banks – 1.0%
Morgan Stanley	11,297	$1,881,064
Medical Equipment – 6.0%
Abbott Laboratories	15,306	$1,780,853
Boston Scientific Corp. (a)	9,370	720,085
Danaher Corp.	6,786	1,429,403
Medtronic PLC	26,131	2,551,953
Thermo Fisher Scientific, Inc.	5,085	2,649,844
Waters Corp. (a)	7,397	2,362,454
		$11,494,592
Other Banks & Diversified Financials – 4.0%
Fifth Third Bancorp	21,617	$1,069,393
Moody's Corp.	1,284	613,226
Visa, Inc., “A”	18,630	5,964,208
		$7,646,827
Restaurants – 0.9%
Starbucks Corp.	16,715	$1,638,404
2

MFS Active Growth ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 7.2%
Amazon.com, Inc. (a)	53,630	$11,262,300
TJX Cos., Inc.	16,413	2,653,326
		$13,915,626
Tobacco – 1.2%
Philip Morris International, Inc.	12,548	$2,344,343
Utilities - Electric Power – 0.3%
Constellation Energy	1,839	$606,649
Total Common Stocks (Identified Cost, $176,676,971)		$191,850,772
Mutual Funds – 0.3%
Money Market Funds – 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.63% (j) (Identified Cost, $531,605)	531,605	$531,605
Other Assets, Less Liabilities – 0.0%		69,923
Net Assets – 100.0%		$192,452,300

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
3

MFS Active Growth ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $177,208,576)	$192,382,377
Foreign currency, at value (identified cost, $7)	7
Receivables for
Fund shares sold	677,685
Interest and dividends	79,847
Total assets	$193,139,916
Liabilities
Payable to custodian	$2,953
Payables for
Investments purchased	676,827
Payable to affiliates
Investment adviser	7,836
Total liabilities	$687,616
Net assets	$192,452,300
Net assets consist of
Paid-in capital	$184,169,054
Total distributable earnings (loss)	8,283,246
Net assets	$192,452,300
Shares of beneficial interest outstanding (unlimited number of shares authorized)	7,100,000
Net asset value per share (net assets of $192,452,300 / 7,100,000 shares of beneficial interest outstanding)	$27.11
See Notes to Financial Statements
4

MFS Active Growth ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$686,893
Interest	41,051
Other	2,872
Income on securities loaned	532
Foreign taxes withheld	(7,235)
Total investment income	$724,113
Expenses
Management fee	$627,807
Miscellaneous	434
Total expenses	$628,241
Net investment income (loss)	$95,872
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(6,647,163)
Foreign currency	230
In-kind redemptions – unaffiliated issuers	1,688,799
Net realized gain (loss)	$(4,958,134)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$16,272,973
Net realized and unrealized gain (loss)	$11,314,839
Change in net assets from operations	$11,410,711
See Notes to Financial Statements
5

MFS Active Growth ETF
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended	Year ended
	2/28/26	2/28/25 (c)
Change in net assets
From operations
Net investment income (loss)	$95,872	$10,463
Net realized gain (loss)	(4,958,134)	(243,392)
Net unrealized gain (loss)	16,272,973	(1,099,172)
Change in net assets from operations	$11,410,711	$(1,332,101)
Total distributions to shareholders	$(126,553)	$—
Change in net assets from fund share transactions	$138,730,003	$43,779,264
Miscellaneous capital	$(9,024)	$—
Total change in net assets	$150,005,137	$42,447,163
Net assets
At beginning of period	42,447,163	—
At end of period	$192,452,300	$42,447,163

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements
6

MFS Active Growth ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$24.61	$25.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01
Net realized and unrealized gain (loss)	2.50	(0.84)
Total from investment operations	$2.52	$(0.83)
Less distributions declared to shareholders
From net investment income	$(0.02)	$—
Miscellaneous capital	$(0.00)(w)	$—
Net asset value, end of period (x)	$27.11	$24.61
Total return (%) (s)(x)	10.25	(3.28)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.49	0.49 (a)
Net investment income (loss)	0.07	0.12 (a)
Portfolio turnover rate (e)	50	4 (n)
Net assets at end of period (000 omitted)	$192,452	$42,447

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Active Growth ETF
Notes to Financial Statements
(1) Business and Organization
MFS Active Growth ETF (the fund) is a non-diversified series of MFS Active Exchange Traded Funds Trust (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
8

MFS Active Growth ETF
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$191,850,772	$—	$—	$191,850,772
Investment Companies	531,605	—	—	531,605
Total	$192,382,377	$—	$—	$192,382,377
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
9

MFS Active Growth ETF
Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 2/28/26	Year ended 2/28/25 (c)
Ordinary income (including any short-term capital gains)	$126,553	$—

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$177,284,069
Gross appreciation	23,666,695
Gross depreciation	(8,568,387)
Net unrealized appreciation (depreciation)	$15,098,308
Capital loss carryforwards	(6,815,062)
Total distributable earnings (loss)	$8,283,246
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(6,723,257)
Long-Term	(91,805)
Total	$(6,815,062)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.49% of the fund’s average daily net assets. Under the Management Agreement, MFS will
10

MFS Active Growth ETF
Notes to Financial Statements  - continued
pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the year ended February 28, 2026.
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For theyear ended February 28, 2026, this reimbursement amounted to $2,866, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended February 28, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $70,478,153 and $64,299,657, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $138,164,407 and $5,854,580, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Year ended 2/28/26		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	5,600,000	$144,941,412	1,725,000	$43,779,264
Shares reacquired	(225,000)	(6,211,409)	—	—
Net change	5,375,000	$138,730,003	1,725,000	$43,779,264

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
11

MFS Active Growth ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Active Growth ETF and the Board of Trustees of MFS Active Exchange Traded Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Active Growth ETF (the “Fund”) (one of the funds constituting MFS Active Exchange Traded Funds Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Active Exchange Traded Funds Trust) at February 28, 2026, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026
12

MFS Active Growth ETF
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Growth ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Growth ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Growth ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Active Intermediate Muni Bond ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Intermediate Muni Bond ETF
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 85.0%
Alabama – 4.8%
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	$100,000	$104,669
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 4.3%, 3/01/2056 (Put Date 3/01/2033) (w)	100,000	100,785
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	165,000	169,445
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	110,000	115,056
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2033	425,000	469,192
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2034	100,000	110,423
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	250,000	272,752
Black Belt Energy Gas District, AL, Gas Project Rev., “D”, 5%, 3/01/2055 (Put Date 11/01/2034)	250,000	275,783
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2034	150,000	165,236
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2035	190,000	208,894
Coffee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042 (w)	500,000	552,567
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	250,000	264,883
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5.125%, 8/01/2044	250,000	266,767
Lower Alabama Gas District, Gas Project Rev., “A”, 5%, 9/01/2034	210,000	230,701
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 3.3%, 7/15/2034 (Put Date 3/12/2026)	150,000	150,028
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	250,000	268,877
Southeast Alabama Energy Authority, “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	5,000	5,416
		$3,731,474
Alaska – 0.6%
Alaska Municipal Bond Bank Authority, General Obligation & Refunding, “2”, 5%, 12/01/2028	$260,000	$275,223
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	200,000	229,188
		$504,411
Arizona – 1.8%
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2037	$135,000	$149,259
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2038	190,000	198,192
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2039	175,000	190,954
Arizona Industrial Development Authority, Student Housing Rev. (Provident Group-NCCU Properties LLC-North Carolina Central University Project), “A”, BAM, 5%, 6/01/2049	250,000	252,852
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 4.15%, 9/01/2040	245,000	249,984
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3%, 12/01/2035 (Put Date 5/01/2026)	100,000	100,010
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6%, 7/01/2055	245,000	273,725
		$1,414,976
Arkansas – 0.1%
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project) , 3.875%, 10/15/2065 (Put Date 10/15/2032)	$100,000	$100,626
EMUFS-ANN

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – 4.4%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	$155,000	$168,911
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	250,000	270,465
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	450,000	488,218
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	250,000	276,592
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	250,000	279,985
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 2/01/2055 (Put Date 11/01/2032)	500,000	548,867
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	245,000	273,309
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	170,000	183,096
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	269,708
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2028	85,000	89,419
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2029	100,000	106,922
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	100,000	110,985
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	350,000	365,361
		$3,431,838
Colorado – 4.7%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$110,000	$121,427
Adams County, CO, Bromley Park Metropolitan District No. 3, General Obligation, AGM, 5%, 12/01/2039	225,000	246,247
Arapahoe County, CO, Cherry Creek School District No. 5, General Obligation, 5.25%, 12/15/2042	500,000	575,707
Bennett, CO, Wastewater Rev., AGM, 5%, 12/01/2044	250,000	270,032
Boulder County, CO, STC Metropolitan District No. 2, Limited Tax General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	215,000	236,150
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Stargate Charter School Project), “A”, 5.25%, 12/01/2045	100,000	102,143
Colorado Health Facilities Authority Refunding Rev. (Frasier Meadows Manor), “A”, 5%, 5/15/2040	100,000	107,455
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	245,000	271,247
Denver, CO, City & County Board of Water Commissioners, Water Rev., “A”, 5%, 9/15/2047	210,000	213,455
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	10,000	10,333
Denver, CO, Department of Aviation Airport System Rev., “A”, 5%, 11/15/2029	110,000	114,468
Douglas County, CO, Lanterns Metropolitan District No. 1, Limited Tax General Obligation Refunding & Improvement, AGM, 5%, 12/01/2034	250,000	269,388
Douglas County, CO, Mirabelle Metropolitan District No. 2, Limited Tax General Obligation Refunding, “A”, AGM, 5%, 12/01/2040	105,000	113,031
Grand River, CO, Hospital District, Garfield & Mesa Counties, General Obligation, AGM, 6%, 12/01/2043	250,000	294,956
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Improvement & Refunding Rev., AGM, 5%, 12/01/2044	300,000	321,070
Rampart Range Metropolitan District No. 1, Limited Tax Supported & Special Rev., AGM, 5%, 12/01/2044	300,000	317,773
Weld County, CO, Greeley City Center West Residential Metropolitan District No. 2, General Obligation Refunding Rev., AGM, 5.5%, 12/01/2045	100,000	107,969
		$3,692,851
Connecticut – 0.5%
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev. (CHESLA Loan Program), “B-1”, 5.25%, 11/15/2034	$250,000	$279,135
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	100,000	101,571
		$380,706
Delaware – 0.3%
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	$230,000	$254,250

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – 0.6%
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$100,000	$104,198
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	250,000	261,096
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 5%, 10/01/2036	115,000	120,266
		$485,560
Florida – 5.5%
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	$100,000	$104,921
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	125,000	125,502
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 4.75%, 7/01/2040	100,000	102,452
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5%, 7/01/2044	175,000	173,500
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	250,000	266,970
Florida Higher Educational Facilities Financing Authority Rev. (Nova Southeastern University Project), 5%, 4/01/2036	105,000	105,137
Florida Housing Finance Corp, Multi-Family Mortgage Rev. (The Enclave at Canopy Park), “I”, 3.3%, 7/01/2058 (Put Date 1/01/2028)	250,000	251,727
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031	200,000	202,724
Florida Pompano Beach Rev. (John Knox Village Project), 5%, 9/01/2039	150,000	150,106
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2042	250,000	278,004
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “A”, 5%, 10/01/2035	180,000	197,919
Lee County, FL, Airport Rev., “A-1”, 5.25%, 10/01/2044 (w)	150,000	165,432
Lee County, FL, Airport Rev., “B”, 4%, 10/01/2038	250,000	253,688
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	200,000	206,884
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	250,000	250,605
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	250,000	273,668
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2043	175,000	191,645
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2038	665,000	751,058
Pensacola, FL, Airport Rev., 5.25%, 10/01/2043	200,000	219,349
		$4,271,291
Georgia – 3.0%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	$100,000	$101,216
Commerce, GA, School District General Obligation, 6%, 8/01/2043	250,000	300,068
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Refunding Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	120,000	122,502
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	430,000	447,687
Georgia Main Street Energy, Inc., Energy Project Rev., “D”, 5%, 12/01/2033	250,000	272,891
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	210,000	229,096
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	345,000	378,781
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	250,000	273,370
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2040	100,000	109,842
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 5.5%, 6/01/2040	135,000	141,085
		$2,376,538
Hawaii – 0.6%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$200,000	$216,364
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	215,000	220,378
		$436,742
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$70,000	$78,663

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – 4.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.25%, 4/01/2033	$100,000	$113,281
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	250,000	259,120
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	130,000	133,441
Chicago, IL, General Obligation, “A”, 5%, 1/01/2041	100,000	103,642
Chicago, IL, Midway Airport Refunding Rev., “A”, 5%, 1/01/2028	250,000	260,906
Cook County, IL, Community College District No. 152 1/2 (Hazel Crest), AGM, 5%, 12/01/2036	300,000	344,323
Illinois Finance Authority Rev. (The Moorings of Arlington Heights), “A”, 5%, 11/01/2036	130,000	143,743
Illinois Finance Authority Rev. (University of Chicago), “A”, 5.25%, 4/01/2043	100,000	110,671
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	100,000	103,757
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	200,000	202,211
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	200,000	209,959
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2044	270,000	278,576
Illinois State Toll Highway Authority, Senior Rev., “A”, 5.25%, 1/01/2045	150,000	163,073
Lake County, IL, Mundelein Park & Recreation District, General Obligation Park Bonds (Alternate Rev. Source), “B”, 5%, 3/01/2039	205,000	231,701
Northeastern, IL, Board of Trustees, University Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037	100,000	112,060
State of Illinois, General Obligation, 5.5%, 5/01/2039	250,000	270,413
Tazewell County, IL, School District No. 52, General Obligation, BAM, 6.5%, 12/01/2042	100,000	120,521
Trustees of the University of Illinois, Housing and Auxiliary Facilities System Rev., “A” , BAM, 5%, 4/01/2039	310,000	333,782
		$3,495,180
Indiana – 1.6%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 5.25%, 2/01/2042	$100,000	$111,980
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,420
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	120,000	131,917
Indiana Finance Authority, Health System Rev. (Franciscan Alliance, Inc. Obligated Group), “B”, 5%, 11/01/2041	250,000	250,364
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	100,000	102,610
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 4%, 6/01/2046	160,000	158,130
Lawrence County, IN, North Lawrence Community School Buildings Corp., Ad Valorem Property Tax First Mortgage, 5%, 7/15/2038	100,000	112,443
Westfield Washington, IN, Multi-School Building Corp. (Hamilton County), “A”, BAM, 5.25%, 7/15/2043	250,000	276,057
		$1,243,921
Iowa – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	$250,000	$274,872
Kansas – 0.5%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	$100,000	$101,114
Miami County, KS, Osawatomie Unified School District No. 367, General Obligation, BAM, 5.25%, 9/01/2042	300,000	328,438
		$429,552
Kentucky – 1.6%
Kentucky Bond Development Corp., Hospital Rev. (Baptist Healthcare System Obligated Group), “A”, AGM, 5%, 8/15/2055 (Put Date 8/15/2035)	$500,000	$575,936
Kentucky Economic Development Finance Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2032	125,000	134,427
Kentucky Economic Development Finance Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2035	125,000	132,965
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	370,000	394,265
		$1,237,593

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – 1.2%
Juban Crossing, LA, Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2036	$250,000	$280,508
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Calcasieu Parish School Project), BAM, 5%, 12/01/2039	250,000	278,365
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2036	355,000	360,165
		$919,038
Maine – 0.8%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$104,507
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	100,000	108,258
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	70,000	74,462
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	300,000	302,356
		$589,583
Maryland – 0.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Kennedy Krieger Institute, Inc.), “A”, 5.25%, 7/01/2044	$100,000	$107,047
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 4%, 6/01/2042	210,000	188,217
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth, Inc.), “C”, AGM, 5%, 7/01/2042	100,000	110,485
		$405,749
Massachusetts – 2.9%
Dover, MA, General Obligation Municipal Purpose Loan, 5%, 6/15/2039	$115,000	$131,770
Massachusetts Development Finance Agency Refunding Rev. (Mass General Brigham), “A”, 5%, 7/01/2041 (w)	250,000	282,729
Massachusetts Development Finance Agency Refunding Rev. (Middlesex Sustainable Energy Partners), “A”, 5.5%, 10/01/2039	250,000	280,096
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), “A”, 5%, 7/01/2036	250,000	255,840
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “D”, 5%, 7/01/2044	235,000	235,122
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	125,000	126,888
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	165,000	165,603
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	125,000	122,063
Massachusetts Development Finance Agency, Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	195,000	218,031
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	300,000	317,098
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	105,000	110,163
		$2,245,403
Michigan – 1.4%
Ionia, MI, Public Schools General Obligation Unlimited Tax Building Site Bonds, “I”, 5%, 5/01/2044 (w)	$500,000	$545,210
Kent County, MI, Wyoming Public Schools, Unlimited Tax General Obligation Building & Site Bonds, BAM, 5%, 5/01/2040 (w)	250,000	283,500
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2042	250,000	254,997
		$1,083,707
Minnesota – 2.1%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2037	$150,000	$155,370
Edina, MN, General Obligation Capital Improvement Plan and Sales Tax Rev., “B”, 4%, 2/01/2042	250,000	259,499
Minneapolis, MN, Health Care Systems Rev. (Fairview Health Services), “A”, 5%, 11/15/2035	160,000	166,416
Minnesota General Obligation State Trunk Highway Rev., “B”, 4%, 8/01/2041	500,000	519,783
Minnesota Housing Finance Agency, Residential Housing Finance Rev., “F”, 5.75%, 7/01/2053	210,000	226,398
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation Bonds, “A”, 0%, 2/01/2043	200,000	100,171
Saint Paul, MN, Metropolitan Airports Commission Subordinate Rev., “B”, 5.25%, 1/01/2042	190,000	208,861
		$1,636,498
Missouri – 0.3%
Sikeston, MO, Board of Municipal Utilities Lessee, Certificates of Participation, 5%, 9/01/2041 (w)	$220,000	$237,293

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nebraska – 0.4%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5.25%, 12/15/2040	$300,000	$337,127
New Hampshire – 1.3%
National Finance Authority, NH, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	$249,454	$263,811
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	105,000	120,822
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	250,000	257,820
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Advance Corp. Issue), “B”, 5%, 10/01/2035	125,000	139,703
New Hampshire National Finance Authority, Municipal Certificates, “A-1”, 4.168%, 1/20/2041	99,192	100,239
New Hampshire National Finance Authority, Municipal Certificates, “A-2”, 4.167%, 1/20/2041	99,192	98,879
		$981,274
New Jersey – 1.5%
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	$100,000	$105,392
New Jersey Tobacco Settlement Financing Corp., “A”, 5.25%, 6/01/2046	215,000	216,511
New Jersey Transportation Trust Fund Authority, “A”, 4.25%, 6/15/2040	210,000	219,233
New Jersey Transportation Trust Fund Authority, “CC”, 5%, 6/15/2042	250,000	278,424
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.125%, 7/01/2033	100,000	103,279
South Jersey, NJ, Port Corp. Subordinated Marine Terminal Rev., “B”, 5%, 1/01/2042	260,000	264,609
		$1,187,448
New Mexico – 0.8%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	$100,000	$108,362
Santa Fe County, NM, Multi-Family Housing Rev. (Cresta Ranch Apartments), 3.29%, 12/10/2049 (Put Date 6/01/2028)	500,000	504,510
		$612,872
New York – 4.0%
New York Dormitory Authority Rev. (New School), “A”, 5%, 7/01/2042	$250,000	$263,806
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	175,000	188,596
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2029	120,000	124,499
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 6%, 4/01/2035	250,000	278,975
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.5%, 6/30/2042	245,000	264,004
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project, Green Bonds), 6%, 6/30/2040	250,000	289,841
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2032	200,000	224,681
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “F-2”, 3.4%, 11/01/2064 (Put Date 1/02/2029)	500,000	505,958
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	100,000	103,283
New York, NY, Transitional Finance Authority Rev., “D”, 5%, 5/01/2042	250,000	278,642
New York, NY, Transitional Finance Authority Rev., “D-1”, 4%, 11/01/2042	250,000	251,623
Rockland County, NY, Solid Waste Management Authority, Special Obligation Rev. (Animal Shelter Project), “A”, 5.5%, 12/15/2044	340,000	381,497
		$3,155,405
North Carolina – 1.7%
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	$500,000	$549,841
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	125,000	129,193
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5.25%, 10/01/2037	100,000	107,334

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), “A”, 5.25%, 11/01/2046	$250,000	$261,515
Raleigh, NC, Housing Authority, Multi-Family Housing Rev. (919 at Cross Link), “B”, 5%, 8/01/2028 (Put Date 8/01/2027)	250,000	258,254
		$1,306,137
North Dakota – 0.3%
Grand Forks, ND, Health Care Systems Rev. (Altru Health System), 5%, 12/01/2030	$120,000	$128,803
Horace, ND, Refunding Improvement, “C”, 5.5%, 5/01/2038	125,000	135,209
		$264,012
Ohio – 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020 A-2, “1”, 5%, 6/01/2033	$250,000	$270,910
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	250,000	267,571
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	100,000	115,219
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	350,000	346,519
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	145,000	164,424
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	240,000	248,499
Shelby & Darke Counties, OH, Fort Loramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	115,000	119,318
		$1,532,460
Oklahoma – 1.3%
Cleveland County, OK, Home Loan Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 1/01/2056	$250,000	$279,410
Lawton, OK, Industrial Development Authority, Sales Tax Rev., “A”, 5%, 7/01/2044 (w)	300,000	320,865
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	125,000	139,236
Tulsa, OK, Airport Improvement Trust General Rev., “A”, BAM, 5%, 6/01/2028	245,000	257,091
		$996,602
Oregon – 0.4%
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2040	$150,000	$156,490
Washington, Clackamas, and Yamhill Counties, OR, Sherwood School District No. 88, General Obligation, Capital Appreciation, “A”, 0%, 6/15/2034	250,000	178,095
		$334,585
Pennsylvania – 7.4%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$125,000	$134,695
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	215,000	244,639
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	255,374
Allegheny County, PA, North Allegheny School District, General Obligation (Limited Tax), 4%, 5/01/2035	500,000	517,393
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.125%, 6/01/2046	195,000	200,999
DuBois, PA, Hospital Rev. (Penn Highlands Healthcare), 5%, 7/15/2036	140,000	143,188
Erie County, PA, Sewer Authority Rev., BAM, 5%, 12/01/2042	165,000	177,946
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), “XX1”, 4%, 5/01/2033	100,000	100,482
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	240,000	249,923
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2043	100,000	107,777
Northampton County, PA, General Purpose Authority, Hospital Rev. (St. Luke’s University Health Network Project), “A-1”, 5%, 8/15/2044	140,000	147,261
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburg Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	280,000	310,812
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2036	165,000	183,786
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	500,000	545,506

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	$500,000	$502,492
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	124,000	124,759
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.75%, 6/01/2046	97,000	98,610
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	180,349	183,326
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	265,000	281,121
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	100,000	106,052
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2045 (w)	500,000	548,836
Pennsylvania Turnpike Commission Rev., “A-1”, 5%, 12/01/2046 (Prerefunded 6/01/2026)	110,000	110,743
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	115,000	128,044
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	250,000	257,857
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	135,000	142,901
		$5,804,522
Puerto Rico – 1.3%
Commonwealth of Puerto Rico, General Obligation Restructured, “A-1”, 5.625%, 7/01/2027	$300,000	$306,984
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	325,000	332,263
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	250,000	250,435
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	201,000	155,962
		$1,045,644
Rhode Island – 1.1%
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5%, 9/15/2035	$375,000	$385,263
Rhode Island Health & Educational Building Corp., Hospital Financing Rev. (Lifespan Obligated Group), 4%, 5/15/2036	125,000	125,440
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2033	250,000	274,516
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	65,000	63,767
		$848,986
South Carolina – 1.3%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$100,000	$103,352
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	104,263
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2045	260,000	286,177
South Carolina Jobs & Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	200,000	202,854
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	105,000	105,286
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2038	125,000	125,567
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2032	125,000	127,314
		$1,054,813
Tennessee – 0.5%
Nashville, TN, Metropolitan Airport Authority, Improvement Rev., “B”, 5%, 7/01/2046	$250,000	$262,571
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2040	100,000	109,404
		$371,975
Texas – 8.1%
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040	$130,000	$135,636
Arlington, TX, Higher Education Finance Corp., Education Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2042	250,000	268,260
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2-7 Project), AGM, 5%, 9/01/2035	250,000	276,330

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Central Texas Regional Mobility Authority, Senior Lien Rev., “A”, 5%, 1/01/2044	$320,000	$333,300
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2034	250,000	257,025
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	20,000	20,381
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project), 4%, 10/01/2035	130,000	131,679
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	100,000	110,264
FW Ramble Public Facility Corp., Texas Residential Development Rev. (Ramble & Rose Project), 4%, 10/01/2035	110,000	110,759
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2037	250,000	273,478
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2039	100,000	108,151
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	135,000	148,531
Houston, TX, Airport System Refunding Rev., “A”, 5.25%, 7/01/2038	385,000	444,150
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	150,000	166,168
Houston, TX, Redevelopment Authority Tax Increment Contract Rev., AGM, 5%, 9/01/2037	150,000	169,310
Las Varas, TX, Public Facility Corp. Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	105,000	106,727
Lower Colorado River Authority, Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2046	230,000	239,585
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	100,000	104,812
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	100,000	100,124
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.25%, 1/01/2040	130,000	140,465
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	150,000	149,955
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	160,000	178,214
North Central Texas Housing Finance Corp., Single Family Mortgage Rev. (Guaranteed Mortgage-Backed Securities Program), “A”, GNMA, 4.15%, 7/01/2041 (w)	500,000	500,331
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “A”, 5%, 6/01/2033	100,000	108,818
Tarrant County, TX, Cultural Education Facilities Finance Refunding Rev. (Trinity Terrace Project), 5%, 10/01/2038	135,000	146,481
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	250,000	280,647
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (TELA Supported), “A”, 5%, 10/01/2043	300,000	310,066
Texas Metrocare Services Rev., 5%, 11/01/2044	275,000	296,999
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	250,000	273,565
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	160,000	170,573
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	210,000	233,486
		$6,294,270
Utah – 1.2%
Salt Lake City, UT, Downtown Revitalization Public Infrastructure District, Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	$100,000	$100,969
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2042	295,000	299,715
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2040	100,000	107,095
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2040	150,000	164,358
Utah Intermountain Power Agency, Power Supply Rev., “A”, 5%, 7/01/2038	245,000	272,641
		$944,778
Vermont – 0.3%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2033	$250,000	$272,268
Virginia – 0.8%
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2036	$320,000	$325,168
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	125,000	133,336
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2040	125,000	132,099
		$590,603

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – 2.1%
Kenmore, WA, Limited Tax General Obligation, 5%, 12/01/2044	$250,000	$271,918
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	170,000	181,840
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	65,000	73,037
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	250,000	256,292
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2036	250,000	255,425
Vancouver, WA, Housing Authority, Multi-Family Rev. (Battle Ground Portfolio), “A”, 4.625%, 2/01/2044	100,000	99,490
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cascara Project), “A”, 5%, 12/01/2042	125,000	140,402
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), 5%, 1/01/2038 (n)	250,000	250,451
Washington Various Purpose General Obligation, “A”, 5%, 8/01/2046	100,000	106,548
		$1,635,403
West Virginia – 0.4%
Ohio County, WV, Special District Excise Tax, Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District-The Highland Project), “A”, AGM, 5%, 6/01/2040	$100,000	$109,640
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	210,000	227,597
		$337,237
Wisconsin – 2.0%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Senior Credit Group), “A”, 4%, 11/15/2032	$175,000	$175,385
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5%, 11/15/2037	150,000	165,003
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	310,000	337,076
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	100,000	108,205
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	105,000	112,181
Wisconsin Public Finance Authority, Education Rev. (Pinecrest Academy of Nevada - Pinecrest Academy Springs Campus Project), “A”, 4%, 7/15/2033	250,000	252,520
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	125,000	131,551
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	145,000	158,626
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	100,000	110,268
		$1,550,815
Total Municipal Bonds (Identified Cost, $65,197,836)		$66,417,551
Mutual Funds – 4.3%
Money Market Funds – 4.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.63% (j) (Identified Cost, $3,348,853)	3,348,853	$3,348,853
Exchange-Traded Funds – 9.5%
Fixed Income ETFs – 9.5%
iShares National Muni Bond ETF	34,242	$3,729,639
Vanguard Tax-Exempt Bond ETF	72,915	3,729,602
Total Exchange-Traded Funds (Identified Cost, $7,451,187)		$7,459,241
Other Assets, Less Liabilities – 1.2%		942,036
Net Assets – 100.0%		$78,167,681

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $636,459, representing 0.8% of net assets.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments – continued
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements

MFS Active Intermediate Muni Bond ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $75,997,876)	$77,225,645
Cash	39,175
Receivables for
Investments sold	5,048
Fund shares sold	5,719,416
Interest	728,642
Total assets	$83,717,926
Liabilities
Payables for
Distributions	$180,006
Investments purchased	1,845,373
When-issued investments purchased	3,522,850
Payable to affiliates
Investment adviser	2,016
Total liabilities	$5,550,245
Net assets	$78,167,681
Net assets consist of
Paid-in capital	$76,970,424
Total distributable earnings (loss)	1,197,257
Net assets	$78,167,681
Shares of beneficial interest outstanding (unlimited number of shares authorized)	3,075,000
Net asset value per share (net assets of $78,167,681 / 3,075,000 shares of beneficial interest outstanding)	$25.42
See Notes to Financial Statements

MFS Active Intermediate Muni Bond ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 Net investment income (loss)
Income
Interest	$1,885,253
Dividends from unaffiliated issuers	50,128
Total investment income	$1,935,381
Expenses
Management fee	$160,182
Total expenses	$160,182
Net investment income (loss)	$1,775,199
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(79,255)
Futures contracts	4,439
Net realized gain (loss)	$(74,816)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,251,609
Net realized and unrealized gain (loss)	$1,176,793
Change in net assets from operations	$2,951,992
See Notes to Financial Statements

MFS Active Intermediate Muni Bond ETF
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended	Year ended
	2/28/26	2/28/25 (c)
Change in net assets
From operations
Net investment income (loss)	$1,775,199	$280,638
Net realized gain (loss)	(74,816)	488
Net unrealized gain (loss)	1,251,609	(23,840)
Change in net assets from operations	$2,951,992	$257,286
Total distributions to shareholders	$(1,746,009)	$(266,012)
Change in net assets from fund share transactions	$38,323,174	$38,611,794
Miscellaneous capital	$27,289	$8,167
Total change in net assets	$39,556,446	$38,611,235
Net assets
At beginning of period	38,611,235	—
At end of period	$78,167,681	$38,611,235

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements

MFS Active Intermediate Muni Bond ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$24.91	$25.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.93	$0.22
Net realized and unrealized gain (loss)	0.45	(0.13)
Total from investment operations	$1.38	$0.09
Less distributions declared to shareholders
From net investment income	$(0.88)	$(0.19)
Miscellaneous capital (d)	$0.01	$0.01
Net asset value, end of period (x)	$25.42	$24.91
Total return (%) (s)(x)	5.76	0.41 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.34	0.34 (a)
Net investment income (loss)	3.77	3.72 (a)
Portfolio turnover rate (e)	12	7 (n)
Net assets at end of period (000 omitted)	$78,168	$38,611

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements
(1) Business and Organization
MFS Active Intermediate Muni Bond ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$66,417,551	$—	$66,417,551
Investment Companies	10,808,094	—	—	10,808,094
Total	$10,808,094	$66,417,551	$—	$77,225,645
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At February 28, 2026, the fund did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended February 28, 2026 as reported in the Statement of Operations:

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements  - continued
Risk	Futures Contracts
Interest Rate	$4,439
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements  - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 2/28/26	Year ended 2/28/25 (c)
Ordinary income (including any short-term capital gains)	$54,481	$12,726
Tax-exempt income	1,691,528	253,286
Total distributions	$1,746,009	$266,012

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$75,962,073
Gross appreciation	1,323,539
Gross depreciation	(59,967)
Net unrealized appreciation (depreciation)	$1,263,572
Undistributed ordinary income	6,628
Undistributed tax-exempt income	175,306
Capital loss carryforwards	(68,243)
Other temporary differences	(180,006)
Total distributable earnings (loss)	$1,197,257
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(68,243)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets. Under the Management Agreement, MFS will

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements  - continued
pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the year ended February 28, 2026.
(4) Portfolio Securities
For the year ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $40,690,679 and $5,663,385, respectively.  Securities received and delivered in-kind through subscriptions and redemptions aggregated $733,700 and $0, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Year ended 2/28/26		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	1,525,000	$38,323,174	1,550,000	$38,611,794

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.

MFS Active Intermediate Muni Bond ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Active Intermediate Muni Bond ETF and the Board of Trustees of MFS Active Exchange Traded Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Active Intermediate Muni Bond ETF (the “Fund”) (one of the funds constituting MFS Active Exchange Traded Funds Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Active Exchange Traded Funds Trust) at February 28, 2026, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026

MFS Active Intermediate Muni Bond ETF
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
Of the dividends paid from net investment income during the fiscal year, 96.88% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Intermediate Muni Bond ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Intermediate Muni Bond ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Intermediate Muni Bond ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Active International ETF

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MFS Active International ETF

PORTFOLIO OF INVESTMENTS − 2/28/26

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%

Aerospace & Defense – 2.5%

MTU Aero Engines Holding AG	9,711	$4,192,789
Rolls-Royce Holdings PLC	987,426	17,744,957

		$21,937,746

Airlines – 1.6%

Ryanair Holdings PLC, ADR	209,294	$14,125,252

Alcoholic Beverages – 2.1%

China Resources Beer Holdings Co. Ltd.	1,360,717	$4,800,444
Heineken N.V.	26,860	2,493,320
Kweichow Moutai Co. Ltd., “A”	24,500	5,199,759
Pernod Ricard S.A.	60,300	5,576,063

		$18,069,586

Apparel Manufacturers – 2.8%

Compagnie Financiere Richemont S.A.	76,601	$15,666,915
LVMH Moet Hennessy Louis Vuitton SE	14,027	9,018,079

		$24,684,994

Automotive – 2.6%

Bridgestone Corp.	191,974	$4,666,432
BYD Co. Ltd., ADR	225,376	2,706,766
DENSO Corp.	429,402	6,186,754
Mahindra & Mahindra Ltd.	92,769	3,464,348
Suzuki Motor Corp.	387,359	5,879,899

		$22,904,199

Brokerage & Asset Managers – 3.5%

B3 S.A. - Brasil Bolsa Balcao	2,532,631	$8,843,089
Deutsche Boerse AG	46,621	12,802,307
Hong Kong Exchanges & Clearing Ltd.	53,632	2,872,384
London Stock Exchange Group PLC	49,634	5,926,392

		$30,444,172

Business Services – 3.5%

CGI, Inc.	80,917	$5,917,877
Compass Group PLC	412,123	12,651,964
Edenred	139,322	3,226,608
Experian PLC	237,237	8,907,194
Tata Consultancy Services Ltd.	792	22,960

		$30,726,603

Chemicals – 0.5%

FUJIFILM Holdings Corp.	218,056	$4,529,656

EIEFS-ANN	1

MFS Active International ETF

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Computer Software – 3.2%

Check Point Software Technologies Ltd. (a)	85,248	$12,963,663
Dassault Systemes SE	139,251	3,052,198
SAP SE	60,484	12,218,153

		$28,234,014

Computer Software - Systems – 7.5%

Amadeus IT Group S.A.	134,799	$8,400,349
Hitachi Ltd.	535,344	17,915,075
Hon Hai Precision Industry Co. Ltd.	1,103,650	8,592,706
Samsung Electronics Co. Ltd.	203,537	30,633,132

		$65,541,262

Construction – 1.0%

Compagnie de Saint-Gobain S.A.	85,233	$8,685,345

Consumer Products – 1.3%

Beiersdorf AG	88,512	$11,258,660

Electrical Equipment – 4.0%

Mitsubishi Electric Corp.	445,547	$17,092,640
Schneider Electric SE	55,289	18,076,669

		$35,169,309

Electronics – 7.9%

Hoya Corp.	26,044	$4,713,820
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	170,472	63,855,402

		$68,569,222

Energy - Independent – 1.5%

Reliance Industries Ltd.	415,253	$6,362,332
Woodside Energy Group Ltd.	329,055	6,629,410

		$12,991,742

Energy - Integrated – 2.7%

Eni S.p.A.	530,818	$12,328,531
TotalEnergies SE	140,031	11,132,192

		$23,460,723

Food & Beverages – 1.3%

Inner Mongolia Yili Industrial Group Co. Ltd., “A”	1,075,800	$4,092,487
Nestle S.A.	67,123	7,331,716

		$11,424,203

Food & Drug Stores – 2.1%

Seven & I Holdings Co. Ltd.	595,346	$8,369,879
Tesco PLC	1,565,459	10,139,180

		$18,509,059

Gaming & Lodging – 0.4%

Sands China Ltd.	1,538,564	$3,482,881

2
MFS Active International ETF

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Insurance – 5.1%

AIA Group Ltd., ADR	293,410	$12,959,920
Intact Financial Corp.	35,607	6,874,457
Prudential PLC	278,350	4,266,974
Sompo Holdings, Inc.	272,133	10,882,532
Zurich Insurance Group AG	13,104	9,895,535

		$44,879,418

Interactive Media Services – 0.5%

LY Corp.	1,618,353	$4,031,245

Leisure & Toys – 4.3%

NetEase, Inc., ADR	55,029	$6,326,684
Sony Group Corp.	407,822	9,513,627
Tencent Holdings Ltd., ADR	325,895	21,411,302

		$37,251,613

Machinery & Tools – 1.8%

Daikin Industries Ltd.	57,187	$7,292,793
KONE Oyj, “B”	112,513	8,511,163

		$15,803,956

Major Banks – 12.0%

Banco Bradesco S.A., ADR	2,011,317	$8,226,287
Bank of Ireland Group PLC	561,993	10,980,083
BNP Paribas S.A.	127,394	14,375,497
DBS Group Holdings Ltd.	179,124	8,088,831
ING Groep N.V.	475,789	13,846,797
NatWest Group PLC	1,428,398	11,915,637
Royal Bank of Canada	30,212	5,052,353
Sumitomo Mitsui Financial Group, Inc.	265,468	10,194,420
Toronto-Dominion Bank	133,788	13,025,600
UBS Group AG	221,996	9,197,294

		$104,902,799

Medical Equipment – 1.7%

Olympus Corp.	370,128	$3,621,526
QIAGEN N.V.	89,126	4,438,475
Sonova Holding AG	9,711	2,550,109
Terumo Corp.	304,170	4,109,747

		$14,719,857

Metals & Mining – 1.9%

Gerdau S.A., ADR	1,516,912	$6,128,324
Glencore PLC	538,371	3,874,363
Rio Tinto PLC	67,969	6,718,748

		$16,721,435

Natural Gas - Distribution – 1.7%

ENGIE S.A.	428,323	$14,641,661

3

MFS Active International ETF

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Other Banks & Diversified Financials – 4.1%

Credicorp Ltd.	29,133	$10,091,088
HDFC Bank Ltd., ADR	293,782	9,356,957
Intesa Sanpaolo S.p.A.	1,454,493	10,028,201
Kotak Mahindra Bank Ltd.	1,429,084	6,522,094

		$35,998,340

Pharmaceuticals – 6.2%

GSK PLC	292,402	$8,673,168
Merck KGaA	67,885	10,291,318
Novartis AG	91,343	15,504,014
Novo Nordisk A.S., “B”	72,285	2,719,432
Roche Holding AG	35,163	16,784,576

		$53,972,508

Precious Metals & Minerals – 1.1%

Franco-Nevada Corp.	33,331	$9,353,012

Printing & Publishing – 0.9%

RELX PLC	172,472	$6,006,043
Wolters Kluwer N.V.	26,104	2,100,510

		$8,106,553

Railroad & Shipping – 1.4%

Canadian National Railway Co.	55,029	$6,173,704
Canadian Pacific Kansas City Ltd.	65,811	5,764,385

		$11,938,089

Restaurants – 0.6%

Yum China Holdings, Inc.	86,421	$4,745,377

Specialty Chemicals – 3.2%

Air Liquide S.A.	88,470	$18,632,526
Shin-Etsu Chemical Co. Ltd.	239,550	9,461,431

		$28,093,957

Tobacco – 1.1%

British American Tobacco PLC, ADR	158,419	$9,924,950

Total Common Stocks (Identified Cost, $757,039,404)		$869,833,398

Mutual Funds – 0.3%

Money Market Funds – 0.3%

State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.63% (j) (Identified Cost, $2,379,180)	2,379,180	$2,379,180

Other Assets, Less Liabilities – 0.1%		925,610

Net Assets – 100.0%		$873,138,188

(a) Non-income producing security.

(j)The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

4

MFS Active International ETF

FINANCIAL STATEMENTS	STATEMENT OF ASSETS AND LIABILITIES
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26
Assets
Investments in unaffiliated issuers, at value (identified cost, $759,418,584)		$872,212,578
Foreign currency, at value (identified cost, $97,028)		97,004
Receivables for
Interest and dividends		967,755
Total assets		$873,277,337
Liabilities
Payables for
Investments purchased		$97,002
Payable to affiliates
Investment adviser		42,147
Total liabilities		$139,149
Net assets		$873,138,188
Net assets consist of
Paid-in capital		$762,586,860
Total distributable earnings (loss)		110,551,328
Net assets		$873,138,188
Shares of beneficial interest outstanding (unlimited number of shares authorized)		26,975,000
Net asset value per share (net assets of $873,138,188 / 26,975,000 shares of beneficial interest outstanding)		$32.37

See Notes to Financial Statements

5

MFS Active International ETF

FINANCIAL STATEMENTS STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 2/28/26

Net investment income (loss)

Income
Dividends from unaffiliated issuers	$9,179,941
Interest	167,816
Other	4,833
Foreign taxes withheld	(912,706)
Total investment income	$8,439,884
Expenses
Management fee	$2,630,957
Miscellaneous	1,645
Total expenses	$2,632,602
Net investment income (loss)	$5,807,282
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,476,413)
Foreign currency	(34,781)
In-kind redemptions – unaffiliated issuers	1,254,147
Net realized gain (loss)	$(1,257,047)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$109,889,640
Translation of assets and liabilities in foreign currencies	20,429
Net unrealized gain (loss)	$109,910,069
Net realized and unrealized gain (loss)	$108,653,022
Change in net assets from operations	$114,460,304

See Notes to Financial Statements

6

MFS Active International ETF

FINANCIAL STATEMENTS STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Year ended	Year ended
	2/28/26	2/28/25 (c)
Change in net assets
From operations
Net investment income (loss)	$5,807,282	$40,488
Net realized gain (loss)	(1,257,047)	(114,715)
Net unrealized gain (loss)	109,910,069	2,904,158
Change in net assets from operations	$114,460,304	$2,829,931
Total distributions to shareholders	$(5,484,760)	$—
Change in net assets from fund share transactions	$603,125,983	$158,013,787
Miscellaneous capital	$173,450	$19,493
Total change in net assets	$712,274,977	$160,863,211
Net assets
At beginning of period	160,863,211	—
At end of period	$873,138,188	$160,863,211

(c) For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.

See Notes to Financial Statements

7

MFS Active International ETF

FINANCIAL STATEMENTS FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

	Year ended
	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$25.64	$25.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.01
Net realized and unrealized gain (loss)	6.59	0.54
Total from investment operations	$6.97	$0.55
Less distributions declared to shareholders
From net investment income	$(0.25)	$—
Miscellaneous capital (d)	$0.01	$0.01
Net asset value, end of period (x)	$32.37	$25.64
Total return (%) (s)(x)	27.31	2.21(n)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses	0.59	0.59(a)
Net investment income (loss)	1.30	0.19(a)
Portfolio turnover rate (e)	10	2(n)
Net assets at end of period (000 omitted)	$873,138	$160,863

(a) Annualized.

(c)For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.

(d)Per share data is based on average shares outstanding.

(e)Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.

(n) Not annualized.

(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

8

MFS Active International ETF

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Active International ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.

Balance Sheet Offsetting — The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Under the fund’s valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

9

MFS Active International ETF

Notes to Financial Statements - continued

Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund’s assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$869,833,398	$—	$—	$869,833,398
Investment Companies	2,379,180	—	—	2,379,180
Total	$872,212,578	$—	$—	$872,212,578

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications — Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income — Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

10

MFS Active International ETF

Notes to Financial Statements - continued

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	Year ended	Year ended
	2/28/26	2/28/25 (c)
Ordinary income (including any short-term capital gains)	$5,484,760	$—

(c) For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/26
Cost of investments	$759,558,838
Gross appreciation	149,457,337
Gross depreciation	(36,803,597)
Net unrealized appreciation (depreciation)	$112,653,740
Undistributed ordinary income	433,152
Capital loss carryforwards	(2,498,249)
Other temporary differences	(37,315)
Total distributable earnings (loss)	$110,551,328

As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,178,404)
Long-Term	(319,845)

Total	$(2,498,249)

(3) Transactions with Affiliates

Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.59% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.

Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.

11

MFS Active International ETF

Notes to Financial Statements - continued

Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.

Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the year ended February 28, 2026.

(4) Portfolio Securities

For the year ended February 28, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $113,421,771 and $46,021,310, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $540,016,467 and $5,297,334, respectively.

(5) Purchase and Sales of Fund Shares

The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.

Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:

	Year ended		Year ended
	2/28/26		2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	20,950,000	$610,111,983	6,275,000	$158,013,787
Shares reacquired	(250,000)	(6,986,000)	—	—
Net change	20,700,000	$603,125,983	6,275,000	$158,013,787

(c) For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.

12

MFS Active International ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of MFS Active International ETF and the Board of Trustees of MFS Active Exchange Traded Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MFS Active International ETF (the “Fund”) (one of the funds constituting MFS Active Exchange Traded Funds Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended February, 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Active Exchange Traded Funds Trust) at February 28, 2026, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of one or more MFS investment companies since 1993.

Boston, Massachusetts

April 15, 2026

13

MFS Active International ETF

Federal Tax Information (unaudited)

The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

Income derived from foreign sources was $9,139,062. The fund intends to pass through foreign tax credits of $855,580 for the fiscal year.

14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS Active International ETF.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS Active International ETF.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS Active International ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not Applicable.

15

MFS Active Value ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Value ETF
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 7.8%
Boeing Co. (a)	25,795	$5,869,136
General Dynamics Corp.	14,214	5,075,109
Northrop Grumman Corp.	6,542	4,738,894
RTX Corp.	32,100	6,504,102
		$22,187,241
Brokerage & Asset Managers – 5.8%
Citigroup, Inc.	49,243	$5,426,086
KKR & Co., Inc.	46,815	4,104,739
LPL Financial Holdings, Inc.	7,852	2,358,584
NASDAQ, Inc.	51,711	4,528,850
		$16,418,259
Business Services – 2.7%
Accenture PLC, “A”	19,572	$4,085,068
Equifax, Inc.	17,559	3,669,128
		$7,754,196
Computer Software – 1.0%
Microsoft Corp.	3,534	$1,387,943
Salesforce, Inc.	7,387	1,438,914
		$2,826,857
Conglomerates – 1.1%
Honeywell International, Inc.	12,628	$3,076,055
Construction – 1.8%
CRH PLC	22,360	$2,682,753
Mid-America Apartment Communities, Inc., REIT	17,923	2,399,173
		$5,081,926
Consumer Products – 2.3%
Kimberly-Clark Corp.	22,524	$2,510,074
Procter & Gamble Co.	24,039	4,019,321
		$6,529,395
Electrical Equipment – 1.3%
Eaton Corp. PLC	10,143	$3,812,957
Electronics – 7.5%
Analog Devices, Inc.	18,607	$6,620,185
KLA Corp.	4,988	7,604,455
NXP Semiconductors N.V.	19,909	4,519,542
Texas Instruments, Inc.	12,631	2,679,161
		$21,423,343
EVEFS-ANN
1

MFS Active Value ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.8%
ConocoPhillips	44,732	$5,075,293
Energy - Integrated – 5.5%
Chevron Corp.	36,239	$6,767,996
Exxon Mobil Corp.	59,416	9,060,940
		$15,828,936
Food & Beverages – 1.6%
Coca-Cola Europacific Partners PLC	14,664	$1,619,346
Mondelez International, Inc.	46,756	2,879,234
		$4,498,580
Gaming & Lodging – 1.6%
Hilton Worldwide Holdings, Inc.	15,035	$4,687,612
Health Maintenance Organizations – 4.8%
Cigna Group	28,107	$8,145,971
Elevance Health, Inc.	11,023	3,527,360
Humana, Inc.	10,448	1,990,762
		$13,664,093
Insurance – 8.5%
Aon PLC	11,804	$3,959,888
Marsh & McLennan Cos., Inc.	24,853	4,641,049
Progressive Corp.	42,306	9,039,100
Travelers Cos., Inc.	21,594	6,664,772
		$24,304,809
Machinery & Tools – 4.4%
Caterpillar, Inc.	2,880	$2,139,350
Illinois Tool Works, Inc.	12,631	3,670,948
Ingersoll Rand, Inc.	25,342	2,385,696
PACCAR, Inc.	35,361	4,458,668
		$12,654,662
Major Banks – 9.4%
Bank of America Corp.	83,388	$4,155,224
JPMorgan Chase & Co.	40,720	12,228,216
Morgan Stanley	39,843	6,634,258
Wells Fargo & Co.	46,811	3,812,756
		$26,830,454
Medical & Health Technology & Services – 3.7%
McKesson Corp.	10,611	$10,476,983
Medical Equipment – 2.0%
Abbott Laboratories	46,304	$5,387,470
Medline, Inc., “A” (a)	6,646	315,752
		$5,703,222
Other Banks & Diversified Financials – 1.8%
American Express Co.	16,118	$4,978,850
2

MFS Active Value ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.1%
AbbVie, Inc.	21,536	$4,998,075
Johnson & Johnson	18,335	4,554,964
Merck & Co., Inc.	18,335	2,270,240
Pfizer, Inc.	102,593	2,836,696
		$14,659,975
Railroad & Shipping – 2.3%
Union Pacific Corp.	25,257	$6,692,600
Real Estate - Storage – 2.2%
Prologis, Inc., REIT	44,302	$6,316,136
Specialty Stores – 1.7%
Home Depot, Inc.	13,042	$4,965,350
Tobacco – 1.0%
Philip Morris International, Inc.	15,836	$2,958,640
Utilities - Electric Power – 10.2%
Alliant Energy Corp.	61,865	$4,475,314
CMS Energy Corp.	40,333	3,148,797
Dominion Energy, Inc.	76,481	4,829,010
Duke Energy Corp.	55,322	7,238,884
Southern Co.	61,027	5,942,809
Xcel Energy, Inc.	43,563	3,631,412
		$29,266,226
Total Common Stocks (Identified Cost, $262,579,041)		$282,672,650
Mutual Funds – 0.9%
Money Market Funds – 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.63% (j) (Identified Cost, $2,579,619)	2,579,619	$2,579,619
Other Assets, Less Liabilities – 0.2%		518,782
Net Assets – 100.0%		$285,771,051

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Active Value ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $265,158,660)	$285,252,269
Receivables for
Fund shares sold	2,106,420
Dividends	505,000
Total assets	$287,863,689
Liabilities
Payables for
Investments purchased	$2,082,399
Payable to affiliates
Investment adviser	10,239
Total liabilities	$2,092,638
Net assets	$285,771,051
Net assets consist of
Paid-in capital	$265,318,580
Total distributable earnings (loss)	20,452,471
Net assets	$285,771,051
Shares of beneficial interest outstanding (unlimited number of shares authorized)	10,175,000
Net asset value per share (net assets of $285,771,051 / 10,175,000 shares of beneficial interest outstanding)	$28.09
See Notes to Financial Statements
4

MFS Active Value ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,031,044
Other	527
Foreign taxes withheld	(11,509)
Total investment income	$3,020,062
Expenses
Management fee	$510,070
Total expenses	$510,070
Net investment income (loss)	$2,509,992
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(737,441)
In-kind redemptions – unaffiliated issuers	1,151,097
Net realized gain (loss)	$413,656
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,867,271
Net realized and unrealized gain (loss)	$19,280,927
Change in net assets from operations	$21,790,919
See Notes to Financial Statements
5

MFS Active Value ETF
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended	Year ended
	2/28/26	2/28/25 (c)
Change in net assets
From operations
Net investment income (loss)	$2,509,992	$191,529
Net realized gain (loss)	413,656	7,437
Net unrealized gain (loss)	18,867,271	1,226,338
Change in net assets from operations	$21,790,919	$1,425,304
Total distributions to shareholders	$(1,551,608)	$(34,710)
Change in net assets from fund share transactions	$216,085,287	$48,055,859
Total change in net assets	$236,324,598	$49,446,453
Net assets
At beginning of period	49,446,453	—
At end of period	$285,771,051	$49,446,453

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements
6

MFS Active Value ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$25.36	$24.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.57	$0.13
Net realized and unrealized gain (loss)	2.57	0.36
Total from investment operations	$3.14	$0.49
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.03)
Net asset value, end of period (x)	$28.09	$25.36
Total return (%) (s)(x)	12.54	1.96 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.44	0.44 (a)
Net investment income (loss)	2.16	2.31 (a)
Portfolio turnover rate (e)	10	2 (n)
Net assets at end of period (000 omitted)	$285,771	$49,446

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Active Value ETF
Notes to Financial Statements
(1) Business and Organization
MFS Active Value ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
8

MFS Active Value ETF
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$282,672,650	$—	$—	$282,672,650
Investment Companies	2,579,619	—	—	2,579,619
Total	$285,252,269	$—	$—	$285,252,269
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
9

MFS Active Value ETF
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 2/28/26	Year ended 2/28/25 (c)
Ordinary income (including any short-term capital gains)	$1,551,608	$34,710

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$265,160,638
Gross appreciation	28,946,637
Gross depreciation	(8,855,006)
Net unrealized appreciation (depreciation)	$20,091,631
Undistributed ordinary income	1,115,203
Capital loss carryforwards	(754,363)
Total distributable earnings (loss)	$20,452,471
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(754,363)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.44% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the year ended February 28, 2026.
10

MFS Active Value ETF
Notes to Financial Statements  - continued
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended February 28, 2026, this reimbursement amounted to $527, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended February 28, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $17,815,533 and $12,254,576, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $213,481,656 and $4,530,692, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Year ended 2/28/26		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	8,500,000	$223,442,758	1,975,000	$48,676,466
Shares reacquired	(275,000)	(7,357,471)	(25,000)	(620,607)
Net change	8,225,000	$216,085,287	1,950,000	$48,055,859

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
11

MFS Active Value ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Active Value ETF and the Board of Trustees of MFS Active Exchange Traded Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Active Value ETF (the “Fund”) (one of the funds constituting MFS Active Exchange Traded Funds Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Active Exchange Traded Funds Trust) at February 28, 2026, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended February 28, 2026 and the period from December 5, 2024 (commencement of operations) through February 28, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026
12

MFS Active Value ETF
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 97.84% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Value ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Value ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Value ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Active Mid Cap ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Mid Cap ETF
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.7%
KBR, Inc.	6,971	$294,385
Melrose Industries PLC	39,990	304,924
Standard Aero, Inc. (a)	9,675	297,990
		$897,299
Airlines – 0.8%
Southwest Airlines Co.	5,163	$254,329
Alcoholic Beverages – 1.6%
Brown-Forman Corp., “ B”	10,126	$292,236
Pernod Ricard S.A. (l)	12,353	228,901
		$521,137
Apparel Manufacturers – 1.6%
Birkenstock Holding PLC (a)	6,648	$276,889
Columbia Sportswear Co.	4,319	267,519
		$544,408
Automotive – 1.9%
Aptiv PLC (a)	4,386	$322,547
LKQ Corp.	9,546	316,068
		$638,615
Broadcasting – 1.5%
TKO Group Holdings, Inc.	1,161	$259,913
Warner Music Group Corp.	8,127	232,432
		$492,345
Brokerage & Asset Managers – 2.0%
LPL Financial Holdings, Inc.	645	$193,745
Raymond James Financial, Inc.	2,322	355,452
TPG, Inc.	2,838	123,226
		$672,423
Business Services – 7.8%
Cognizant Technology Solutions Corp., “A”	5,215	$336,002
Corpay, Inc. (a)	456	148,246
CoStar Group, Inc. (a)	6,709	299,423
Fidelity National Information Services, Inc.	7,138	363,753
Global Payments, Inc.	6,144	469,770
Morningstar, Inc.	1,626	297,786
MSCI, Inc.	645	368,830
TransUnion	4,233	332,502
		$2,616,312
Chemicals – 1.3%
Element Solutions, Inc.	12,771	$448,134
ECMFS-ANN
1

MFS Active Mid Cap ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.3%
HubSpot, Inc. (a)	742	$196,267
Kinaxis, Inc. (a)	2,914	276,670
nCino, Inc. (a)	10,062	162,401
Pegasystems, Inc.	3,225	141,029
		$776,367
Computer Software - Systems – 3.4%
CDW Corp.	1,635	$200,516
Descartes Systems Group, Inc. (a)	3,722	246,583
EPAM Systems, Inc. (a)	1,494	210,654
Seagate Technology Holdings PLC	690	281,410
Wix.com Ltd. (a)	2,968	209,125
		$1,148,288
Construction – 9.8%
Allegion PLC	2,193	$353,402
Equity Lifestyle Properties, Inc., REIT	6,321	424,518
James Hardie Industries PLC (a)	14,577	354,950
Mid-America Apartment Communities, Inc., REIT	2,187	292,752
Otis Worldwide Corp.	3,741	346,267
Pool Corp.	922	209,460
Pulte Homes, Inc.	1,677	230,085
SiteOne Landscape Supply, Inc. (a)	2,954	422,097
Sun Communities, Inc., REIT	2,322	316,860
Vulcan Materials Co.	1,161	359,910
		$3,310,301
Consumer Products – 1.3%
Kenvue, Inc.	23,349	$446,433
Consumer Services – 0.7%
Phoenix Education Partners, Inc.	8,263	$244,585
Containers – 2.5%
Avery Dennison Corp.	2,193	$430,595
Ball Corp.	6,321	424,329
		$854,924
Electrical Equipment – 5.0%
Hubbell, Inc.	645	$330,001
Littlefuse, Inc.	1,290	454,673
nVent Electric PLC	3,870	458,053
W.W. Grainger, Inc.	387	443,011
		$1,685,738
Electronics – 2.4%
Entegris, Inc.	2,967	$392,979
Microchip Technology, Inc.	5,547	414,028
		$807,007
2

MFS Active Mid Cap ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 5.0%
Diamondback Energy, Inc.	2,838	$494,039
EQT Corp.	6,450	396,159
Permian Resources Corp.	23,607	431,772
Valero Energy Corp.	1,677	343,181
		$1,665,151
Engineering - Construction – 0.9%
Jacobs Solutions, Inc.	2,265	$312,253
Gaming & Lodging – 2.1%
Hyatt Hotels Corp.	2,385	$385,177
Viking Holdings Ltd. (a)	4,034	314,733
		$699,910
Insurance – 5.2%
Assurant, Inc.	1,548	$355,406
Brown & Brown, Inc.	2,949	211,797
Hartford Insurance Group, Inc.	2,322	327,007
Selective Insurance Group, Inc.	4,128	346,917
Voya Financial, Inc.	2,189	146,400
Willis Towers Watson PLC	1,161	354,303
		$1,741,830
Machinery & Tools – 3.9%
Nordson Corp.	1,548	$454,245
Pentair PLC	3,612	358,275
Wabtec Corp.	1,935	510,743
		$1,323,263
Medical & Health Technology & Services – 1.0%
Cencora, Inc.	457	$170,068
ICON PLC (a)	1,369	148,044
		$318,112
Medical Equipment – 7.5%
Agilent Technologies, Inc.	3,105	$376,885
Align Technology, Inc. (a)	1,840	349,784
Becton, Dickinson and Co.	1,935	341,489
Bio-Techne Corp.	6,192	365,328
DexCom, Inc. (a)	4,080	299,594
STERIS PLC	1,548	390,638
Waters Corp. (a)	1,304	416,471
		$2,540,189
Natural Gas - Distribution – 1.2%
Atmos Energy Corp.	2,193	$409,630
Natural Gas - Pipeline – 1.5%
Cheniere Energy, Inc.	2,064	$486,547
3

MFS Active Mid Cap ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.8%
M&T Bank Corp.	1,935	$419,856
Prosperity Bancshares, Inc.	4,903	345,024
SLM Corp.	10,129	189,818
		$954,698
Pollution Control – 0.9%
GFL Environmental, Inc.	6,955	$307,355
Real Estate – 2.7%
CBRE Group, Inc., “A” (a)	2,015	$297,535
NNN REIT, Inc.	6,192	280,621
Regency Centers Corp., REIT	4,128	326,112
		$904,268
Real Estate - Storage – 1.6%
Extra Space Storage, Inc., REIT	2,032	$306,893
Rexford Industrial Realty, Inc., REIT	6,438	241,232
		$548,125
Restaurants – 2.1%
Aramark	7,482	$313,122
U.S. Foods Holding Corp. (a)	4,128	398,806
		$711,928
Specialty Chemicals – 0.7%
Symrise AG, ADR (l)	10,494	$239,473
Specialty Stores – 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	2,322	$229,390
Burlington Stores, Inc. (a)	1,419	435,449
Ross Stores, Inc.	2,709	557,079
		$1,221,918
Trucking – 2.1%
C.H. Robinson Worldwide, Inc.	1,654	$306,404
Saia, Inc. (a)	941	381,472
		$687,876
Utilities - Electric Power – 4.9%
Alliant Energy Corp.	6,192	$447,929
Ameren Corp.	3,741	423,780
PG&E Corp.	18,576	352,944
PPL Corp.	10,965	427,416
		$1,652,069
Utilities - Water – 1.0%
American Water Works Co., Inc.	2,580	$350,957
Total Common Stocks (Identified Cost, $31,842,110)		$33,434,197
4

MFS Active Mid Cap ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds – 0.4%
Money Market Funds – 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.63% (j) (Identified Cost, $148,709)	148,708	$148,709
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j) (Identified Cost, $177,900)	177,900	$177,900
Other Assets, Less Liabilities – (0.2)%		(76,811)
Net Assets – 100.0%		$33,683,995

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Active Mid Cap ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value, including $176,928 of securities on loan (identified cost, $32,168,719)	$33,760,806
Cash	284
Receivables for
Investments sold	74,839
Interest and dividends	27,599
Total assets	$33,863,528
Liabilities
Collateral for securities loaned, at value	$177,900
Payable to affiliates
Investment adviser	1,633
Total liabilities	$179,533
Net assets	$33,683,995
Net assets consist of
Paid-in capital	$32,299,646
Total distributable earnings (loss)	1,384,349
Net assets	$33,683,995
Shares of beneficial interest outstanding (unlimited number of shares authorized)	1,290,000
Net asset value per share (net assets of $33,683,995 / 1,290,000 shares of beneficial interest outstanding)	$26.11
See Notes to Financial Statements
6

MFS Active Mid Cap ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 (c) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$169,201
Interest	5,706
Other	212
Income on securities loaned	139
Foreign taxes withheld	(24)
Total investment income	$175,234
Expenses
Management fee	$76,730
Total expenses	$76,730
Net investment income (loss)	$98,504
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(214,131)
Foreign currency	(108)
In-kind redemptions – unaffiliated issuers	252,830
Net realized gain (loss)	$38,591
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,592,087
Net realized and unrealized gain (loss)	$1,630,678
Change in net assets from operations	$1,729,182
(c) For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
See Notes to Financial Statements
7

MFS Active Mid Cap ETF
Financial Statements | Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended
2/28/26 (c)
Change in net assets
From operations
Net investment income (loss)	$98,504
Net realized gain (loss)	38,591
Net unrealized gain (loss)	1,592,087
Change in net assets from operations	$1,729,182
Total distributions to shareholders	$(92,003)
Change in net assets from fund share transactions	$32,046,816
Total change in net assets	$33,683,995
Net assets
At beginning of period	—
At end of period	$33,683,995

(c)	For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
See Notes to Financial Statements
8

MFS Active Mid Cap ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
Year ended
2/28/26 (c)
Net asset value, beginning of period	$24.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08
Net realized and unrealized gain (loss)	1.16
Total from investment operations	$1.24
Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$26.11
Total return (%) (s)(x)	5.00 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.59 (a)
Net investment income (loss)	0.76 (a)
Portfolio turnover rate (e)	8 (n)
Net assets at end of period (000 omitted)	$33,684

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Active Mid Cap ETF
Notes to Financial Statements
(1) Business and Organization
MFS Active Mid Cap ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
10

MFS Active Mid Cap ETF
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$33,434,197	$—	$—	$33,434,197
Investment Companies	326,609	—	—	326,609
Total	$33,760,806	$—	$—	$33,760,806
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss.  At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $176,928. The fair value of the fund’s investment securities on loan and a related liability of $177,900 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
11

MFS Active Mid Cap ETF
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to redemptions in-kind.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26 (c)
Ordinary income (including any short-term capital gains)	$92,003

(c)	For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$32,168,719
Gross appreciation	3,433,030
Gross depreciation	(1,840,943)
Net unrealized appreciation (depreciation)	$1,592,087
Undistributed ordinary income	6,393
Capital loss carryforwards	(214,131)
Total distributable earnings (loss)	$1,384,349
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(214,131)
12

MFS Active Mid Cap ETF
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.59% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the period ended February 28, 2026.
Other — At February 28, 2026, MFS held approximately 92% of the outstanding shares of the fund.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period ended February 28, 2026, this reimbursement amounted to $212, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the period ended February 28, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $3,420,911 and $2,309,062, respectively.  Securities received and delivered in-kind through subscriptions and redemptions aggregated $31,741,341 and $1,044,892, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Year ended 2/28/26 (c)
	Shares	Amount
Shares sold	1,350,000	$33,553,414
Shares reacquired	(60,000)	(1,506,598)
Net change	1,290,000	$32,046,816

(c)	For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
13

MFS Active Mid Cap ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Active Mid Cap ETF and the Board of Trustees of MFS Active Exchange Traded Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Active Mid Cap ETF (the “Fund”) (one of the funds constituting MFS Active Exchange Traded Funds Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statements of operations and changes in net assets and the financial highlights for the period from September 24, 2025 (commencement of operations) through February 28, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Active Exchange Traded Funds Trust) at February 28, 2026, the results of its operations, the changes in its net assets and its financial highlights for the period from September 24, 2025 (commencement of operations) through February 28, 2026, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026
14

MFS Active Mid Cap ETF
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 90.99% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Mid Cap ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Mid Cap ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Mid Cap ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
16

MFS Active Mid Cap ETF
Board Approval of Investment Management Agreement
MFS Active Mid Cap ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment management agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and July 2025, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund. The independent Trustees observed that with respect to this Fund, MFS was proposing a unitary management fee structure, pursuant to which MFS would receive a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the total expense ratios for Class R6 shares of MFS mutual funds in the same Morningstar category as the Fund, and (iii) the Unitary Fees for certain fully transparent actively-managed exchange-traded funds (“ETFs”) in similar Morningstar categories that MFS believes will be key competitors to the Fund. In addition, in connection with the independent Trustees’ May, June, and July 2025 meetings for the purpose of considering whether to approve the continuation of the investment advisory agreements for the MFS-advised mutual funds that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
The Trustees considered the proposed Unitary Fee structure to which the Fund would be subject, observing that many of the competitors of the Fund have adopted similar unitary fee structures. In assessing the reasonableness of the Fund’s proposed Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the Agreement and descriptions of various services to be performed or procured by MFS under the Agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses which would be excluded from the Unitary Fee and therefore would be payable by the Fund. The Trustees also considered the Fund’s proposed Unitary Fee as compared with the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund's proposed Unitary Fee and proposed total expense ratio would each be approximately at the median total expense ratio of the Broadridge expense group.
The Trustees considered that the Agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
17

MFS Active Mid Cap ETF
Board Approval of Investment Management Agreement - continued
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Unitary Fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.
18

MFS Blended Research Core Equity ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity ETF
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 4.1%
BWX Technologies, Inc.	1,464	$301,555
Curtiss-Wright Corp.	123	86,140
General Dynamics Corp.	616	219,943
General Electric Co.	1,891	647,214
		$1,254,852
Automotive – 1.9%
Aptiv PLC (a)	3,735	$274,672
Tesla, Inc. (a)	720	289,807
		$564,479
Biotechnology – 1.1%
Gilead Sciences, Inc.	2,311	$344,223
Broadcasting – 2.1%
Netflix, Inc. (a)	3,778	$363,594
Spotify Technology S.A. (a)	188	96,809
TKO Group Holdings, Inc.	824	184,469
		$644,872
Brokerage & Asset Managers – 3.2%
Charles Schwab Corp.	401	$38,175
Citigroup, Inc.	4,591	505,883
Interactive Brokers Group, Inc.	6,053	430,913
		$974,971
Business Services – 0.4%
Accenture PLC, “A”	251	$52,389
Cognizant Technology Solutions Corp., “A”	517	33,310
Verisk Analytics, Inc., “A”	185	38,400
		$124,099
Computer Software – 8.4%
Autodesk, Inc. (a)	94	$23,112
Cadence Design Systems, Inc. (a)	94	28,332
Datadog, Inc., “A” (a)	376	42,097
Intuit, Inc.	517	211,469
Microsoft Corp.	3,602	1,414,649
Okta, Inc. (a)	4,220	305,950
Salesforce, Inc.	1,703	331,727
Zoom Communications, Inc. (a)	2,794	206,588
		$2,563,924
EBCFS-ANN
1

MFS Blended Research Core Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.0%
Apple, Inc.	6,434	$1,699,734
Arista Networks, Inc. (a)	2,314	308,919
Seagate Technology Holdings PLC	329	134,179
		$2,142,832
Construction – 0.3%
CRH PLC	657	$78,827
Consumer Products – 1.7%
Colgate-Palmolive Co.	5,202	$515,726
Consumer Services – 0.4%
Airbnb, Inc., “A” (a)	230	$31,075
Uber Technologies, Inc. (a)	1,202	90,655
		$121,730
Containers – 0.5%
Smurfit Westrock PLC	3,457	$162,514
Electrical Equipment – 1.6%
Amphenol Corp., “A”	1,703	$248,740
Eaton Corp. PLC	94	35,336
nVent Electric PLC	1,821	215,534
		$499,610
Electronics – 14.9%
Broadcom, Inc.	2,032	$649,326
Flex Ltd. (a)	1,227	77,326
KLA Corp.	368	561,034
Lam Research Corp.	2,734	639,455
Micron Technology, Inc.	145	59,794
NVIDIA Corp.	14,508	2,570,672
		$4,557,607
Energy - Independent – 1.8%
Phillips 66	3,029	$467,465
Valero Energy Corp.	470	96,181
		$563,646
Energy - Integrated – 0.8%
Chevron Corp.	1,185	$221,311
Exxon Mobil Corp.	188	28,670
		$249,981
Energy - Renewables – 0.6%
AES Corp.	2,126	$36,737
GE Vernova, Inc.	114	99,590
Generac Holdings, Inc. (a)	188	42,370
		$178,697
2

MFS Blended Research Core Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.2%
Monster Beverage Corp. (a)	4,001	$341,285
PepsiCo, Inc.	141	23,934
		$365,219
Gaming & Lodging – 1.4%
Viking Holdings Ltd. (a)	5,532	$431,607
General Merchandise – 1.3%
Dollar General Corp.	2,569	$401,381
Health Maintenance Organizations – 1.5%
Cigna Group	995	$288,371
Humana, Inc.	950	181,013
		$469,384
Insurance – 3.8%
Ameriprise Financial, Inc.	799	$375,626
Berkshire Hathaway, Inc., “B” (a)	329	166,128
Chubb Ltd.	423	144,184
Equitable Holdings, Inc.	7,526	302,696
Everest Group Ltd.	47	15,768
Hartford Insurance Group, Inc.	1,044	147,026
		$1,151,428
Interactive Media Services – 7.7%
Alphabet, Inc., “A”	2,408	$750,718
Alphabet, Inc., “C”	1,844	574,277
Meta Platforms, Inc., “A”	1,562	1,012,457
		$2,337,452
Leisure & Toys – 0.3%
Roblox Corp., “A” (a)	1,374	$94,339
Machinery & Tools – 1.8%
Caterpillar, Inc.	432	$320,903
Trane Technologies PLC	188	86,916
Wabtec Corp.	517	136,462
		$544,281
Major Banks – 0.8%
Bank of America Corp.	947	$47,189
JPMorgan Chase & Co.	376	112,913
PNC Financial Services Group, Inc.	348	73,898
		$234,000
Medical & Health Technology & Services – 0.9%
McKesson Corp.	283	$279,426
Medical Equipment – 1.4%
Align Technology, Inc. (a)	287	$54,559
Boston Scientific Corp. (a)	1,609	123,651
Medtronic PLC	1,730	168,952
3

MFS Blended Research Core Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	174	$90,673
		$437,835
Natural Gas - Distribution – 1.0%
Atmos Energy Corp.	1,597	$298,304
Oil Services – 1.4%
TechnipFMC PLC	6,294	$417,355
Other Banks & Diversified Financials – 4.4%
Mastercard, Inc., “A”	1,091	$564,276
Northern Trust Corp.	2,982	426,694
Visa, Inc., “A”	1,076	344,471
		$1,335,441
Pharmaceuticals – 5.7%
AbbVie, Inc.	956	$221,868
Bristol-Myers Squibb Co.	4,262	265,821
Eli Lilly & Co.	124	130,447
Incyte Corp. (a)	976	98,839
Johnson & Johnson	2,606	647,409
Pfizer, Inc.	10,780	298,067
Vertex Pharmaceuticals, Inc. (a)	152	75,518
		$1,737,969
Precious Metals & Minerals – 0.3%
Newmont Corp.	684	$88,920
Railroad & Shipping – 1.3%
Union Pacific Corp.	1,468	$388,991
Real Estate – 1.0%
W.P. Carey, Inc., REIT	3,962	$295,763
Restaurants – 1.3%
Aramark	9,652	$403,936
Specialty Chemicals – 0.2%
RPM International, Inc.	551	$62,880
Specialty Stores – 5.4%
Amazon.com, Inc. (a)	5,728	$1,202,880
O'Reilly Automotive, Inc. (a)	4,262	400,117
TJX Cos., Inc.	188	30,392
		$1,633,389
Telecom - Infrastructure – 0.5%
American Tower Corp., REIT	856	$164,232
Tobacco – 1.7%
Philip Morris International, Inc.	2,794	$522,003
4

MFS Blended Research Core Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.5%
Edison International	6,248	$466,976
PG&E Corp.	15,165	288,135
		$755,111
Total Common Stocks (Identified Cost, $29,500,976)		$30,393,236
Mutual Funds – 0.3%
Money Market Funds – 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.63% (j) (Identified Cost, $87,561)	87,561	$87,561
Other Assets, Less Liabilities – 0.1%		26,448
Net Assets – 100.0%		$30,507,245

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $29,588,537)	$30,480,797
Receivables for
Interest and dividends	27,054
Total assets	$30,507,851
Liabilities
Payable to affiliates
Investment adviser	$606
Total liabilities	$606
Net assets	$30,507,245
Net assets consist of
Paid-in capital	$29,603,084
Total distributable earnings (loss)	904,161
Net assets	$30,507,245
Shares of beneficial interest outstanding (unlimited number of shares authorized)	1,150,000
Net asset value per share (net assets of $30,507,245 / 1,150,000 shares of beneficial interest outstanding)	$26.53
See Notes to Financial Statements
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MFS Blended Research Core Equity ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 (c) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$107,531
Interest	1,260
Other	130
Total investment income	$108,921
Expenses
Management fee	$23,928
Total expenses	$23,928
Net investment income (loss)	$84,993
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(19,194)
In-kind redemptions – unaffiliated issuers	306,456
Net realized gain (loss)	$287,262
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$892,260
Net realized and unrealized gain (loss)	$1,179,522
Change in net assets from operations	$1,264,515
(c) For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
See Notes to Financial Statements
7

MFS Blended Research Core Equity ETF
Financial Statements | Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended
2/28/26 (c)
Change in net assets
From operations
Net investment income (loss)	$84,993
Net realized gain (loss)	287,262
Net unrealized gain (loss)	892,260
Change in net assets from operations	$1,264,515
Total distributions to shareholders	$(54,000)
Change in net assets from fund share transactions	$29,296,730
Total change in net assets	$30,507,245
Net assets
At beginning of period	—
At end of period	$30,507,245

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
See Notes to Financial Statements
8

MFS Blended Research Core Equity ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
Year ended
2/28/26 (c)
Net asset value, beginning of period	$25.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08
Net realized and unrealized gain (loss)	1.06
Total from investment operations	$1.14
Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$26.53
Total return (%) (s)(x)	4.48 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.24 (a)
Net investment income (loss)	0.85 (a)
Portfolio turnover rate (e)	5 (n)
Net assets at end of period (000 omitted)	$30,507

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Blended Research Core Equity ETF
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Core Equity ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
10

MFS Blended Research Core Equity ETF
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$30,393,236	$—	$—	$30,393,236
Investment Companies	87,561	—	—	87,561
Total	$30,480,797	$—	$—	$30,480,797
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to redemptions in-kind.
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MFS Blended Research Core Equity ETF
Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26 (c)
Ordinary income (including any short-term capital gains)	$54,000

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$29,590,544
Gross appreciation	2,680,448
Gross depreciation	(1,790,195)
Net unrealized appreciation (depreciation)	$890,253
Undistributed ordinary income	30,993
Capital loss carryforwards	(17,085)
Total distributable earnings (loss)	$904,161
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(17,085)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.24% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the period ended February 28, 2026.
Other — At February 28, 2026, MFS held approximately 90% of the outstanding shares of the fund.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period ended February 28, 2026, this reimbursement amounted to $130, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended February 28, 2026, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $3,238,244 and $1,405,480, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $29,435,355 and $2,054,256, respectively.
12

MFS Blended Research Core Equity ETF
Notes to Financial Statements  - continued
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Year ended 2/28/26 (c)
	Shares	Amount
Shares sold	1,250,002	$31,954,868
Shares reacquired	(100,002)	(2,658,138)
Net change	1,150,000	$29,296,730

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
13

MFS Blended Research Core Equity ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Blended Research Core Equity ETF and the Board of Trustees of MFS Active Exchange Traded Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Core Equity ETF (the “Fund”) (one of the funds constituting MFS Active Exchange Traded Funds Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statements of operations and changes in net assets and the financial highlights for the period from October 22, 2025 (commencement of operations) through February 28, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Active Exchange Traded Funds Trust) at February 28, 2026, the results of its operations, the changes in its net assets and its financial highlights for the period from October 22, 2025 (commencement of operations) through February 28, 2026, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026
14

MFS Blended Research Core Equity ETF
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 84.23% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
16

MFS Blended Research Core Equity ETF
Board Approval of Investment Management Agreement
MFS Blended Research Core Equity ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment management agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July and September 2025, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund. The independent Trustees observed that with respect to this Fund, MFS was proposing a unitary management fee structure, pursuant to which MFS would receive a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the total expense ratios for Class R6 shares of MFS mutual funds in the same Morningstar category as the Fund, and (iii) the Unitary Fees for certain fully transparent actively-managed exchange-traded funds (“ETFs”) in similar Morningstar categories that MFS believes will be key competitors to the Fund. In addition, in connection with the independent Trustees’ May, June, and July 2025 meetings for the purpose of considering whether to approve the continuation of the investment advisory agreements for the MFS-advised mutual funds that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
The Trustees considered the proposed Unitary Fee structure to which the Fund would be subject, observing that many of the competitors of the Fund have adopted similar unitary fee structures. In assessing the reasonableness of the Fund’s proposed Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the Agreement and descriptions of various services to be performed or procured by MFS under the Agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses which would be excluded from the Unitary Fee and therefore would be payable by the Fund. The Trustees also considered the Fund’s proposed Unitary Fee as compared with the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund's proposed Unitary Fee and proposed total expense ratio would each be lower than the applicable Broadridge expense group median.
The Trustees considered that the Agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
17

MFS Blended Research Core Equity ETF
Board Approval of Investment Management Agreement - continued
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Unitary Fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.
18

MFS Blended Research International Equity ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research International Equity ETF
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace & Defense – 0.9%
MTU Aero Engines Holding AG	2,401	$1,036,648
Rolls-Royce Holdings PLC	13,281	238,672
		$1,275,320
Airlines – 0.8%
Ryanair Holdings PLC	35,159	$1,139,133
Alcoholic Beverages – 1.5%
Ambev S.A., ADR (l)	395,533	$1,249,884
Pernod Ricard S.A.	9,915	916,860
		$2,166,744
Apparel Manufacturers – 1.5%
Burberry Group PLC (a)	32,575	$510,554
Christian Dior S.A.	820	500,928
Compagnie Financiere Richemont S.A.	2,401	491,067
LVMH Moet Hennessy Louis Vuitton SE	1,126	723,915
		$2,226,464
Automotive – 2.4%
Compagnie Generale des Etablissements Michelin	10,131	$411,795
Mahindra & Mahindra Ltd.	15,965	596,194
Maruti Suzuki India Ltd.	1,790	292,318
Mercedes-Benz Group AG	2,801	195,270
PT Astra International Tbk	1,987,856	791,467
Suzuki Motor Corp.	80,174	1,216,998
		$3,504,042
Broadcasting – 0.5%
Spotify Technology S.A. (a)	470	$242,022
Tencent Music Entertainment Group, ADR	35,580	519,468
		$761,490
Brokerage & Asset Managers – 2.4%
Barclays PLC	301,261	$1,838,547
Brookfield Corp.	16,892	740,545
IG Group Holdings PLC	34,055	597,084
Nomura Holdings, Inc.	40,130	373,252
		$3,549,428
Business Services – 3.4%
CGI, Inc.	5,397	$395,924
Infosys Technologies Ltd., ADR (l)	59,816	863,743
ISS A/S	29,458	1,048,145
Kanzhun Ltd., ADR	18,067	290,517
Otsuka Corp.	20,074	404,784
Recruit Holdings Co. Ltd.	5,136	225,811
Scout24 AG	10,944	934,296
EBIFS-ANN
1

MFS Blended Research International Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Tata Consultancy Services Ltd.	27,484	$796,761
		$4,959,981
Chemicals – 0.6%
FUJIFILM Holdings Corp.	13,113	$272,395
UPL Ltd.	76,617	536,796
		$809,191
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	6,397	$972,792
Computer Software - Systems – 1.7%
Hon Hai Precision Industry Co. Ltd.	39,800	$309,872
Lenovo Group Ltd.	622,227	773,867
NEC Corp.	20,074	557,108
Samsung Electronics Co. Ltd.	2,610	392,815
Shopify, Inc. (a)	1,600	193,168
Wix.com Ltd. (a)	3,542	249,569
		$2,476,399
Construction – 2.0%
Anhui Conch Cement Co. Ltd.	299,712	$938,587
Compagnie de Saint-Gobain S.A.	10,580	1,078,115
LIXIL Corp.	20,074	235,877
Techtronic Industries Co. Ltd.	38,769	632,324
		$2,884,903
Consumer Products – 0.2%
Hengan International Group Co. Ltd.	84,500	$315,171
Electrical Equipment – 0.8%
Legrand S.A.	1,800	$327,221
Siemens Energy AG	2,000	393,355
Signify N.V.	18,278	425,898
		$1,146,474
Electronics – 11.1%
Advantest Corp.	1,240	$213,197
ASML Holding N.V.	2,401	3,499,183
Dai Nippon Printing Co. Ltd.	80,174	1,668,527
Innolux Display Corp.	615,880	528,839
SK hynix, Inc.	2,616	1,929,493
SK Square Co. Ltd. (a)	1,779	797,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,571	6,956,325
Tokyo Electron Ltd.	1,992	561,380
		$16,154,619
Energy - Independent – 0.5%
Bharat Petroleum Corp. Ltd.	81,218	$344,061
Orlen S.A.	13,081	419,761
		$763,822
2

MFS Blended Research International Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.2%
Cenovus Energy, Inc.	68,614	$1,530,779
MOL Hungarian Oil & Gas PLC	66,013	730,279
PetroChina Co. Ltd.	1,231,961	1,502,276
TotalEnergies SE	12,176	967,968
		$4,731,302
Engineering - Construction – 2.1%
Doosan Bobcat, Inc. (a)	6,720	$303,649
Eiffage S.A.	7,598	1,312,554
VINCI S.A.	8,580	1,426,942
		$3,043,145
Food & Beverages – 0.5%
Arca Continental S.A.B. de C.V.	19,078	$229,618
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	62,600	238,139
JBS N.V., “A” (a)	18,059	305,017
		$772,774
Food & Drug Stores – 2.3%
Jeronimo Martins SGPS S.A.	42,951	$1,129,715
Sugi Holdings Co. Ltd.	20,074	461,471
Tesco PLC	280,383	1,815,988
		$3,407,174
Gaming & Lodging – 0.5%
Aristocrat Leisure Ltd.	6,797	$232,567
OPAP S.A.	27,063	505,247
		$737,814
General Merchandise – 1.1%
Dollarama, Inc.	10,980	$1,616,512
Insurance – 3.9%
AIA Group Ltd.	171,968	$1,907,971
Manulife Financial Corp.	44,735	1,589,882
Sompo Holdings, Inc.	40,130	1,604,789
Zurich Insurance Group AG	800	604,123
		$5,706,765
Leisure & Toys – 3.8%
Naspers Ltd.	5,197	$288,927
NetEase, Inc., ADR	7,798	896,536
Sankyo Co. Ltd.	20,074	283,439
Sony Group Corp.	60,100	1,402,006
Tencent Holdings Ltd., ADR	28,609	1,879,611
Yamaha Corp.	100,248	777,385
		$5,527,904
3

MFS Blended Research International Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.6%
Finning International, Inc.	5,397	$363,849
GEA Group AG	21,478	1,672,437
KONE Oyj, “B”	4,597	347,745
		$2,384,031
Major Banks – 12.3%
ABN AMRO Group N.V., GDR	13,288	$445,283
ABSA Group Ltd.	16,477	280,726
Banco Bilbao Vizcaya Argentaria S.A.	75,220	1,755,379
Bank of Montreal	2,601	374,362
BNP Paribas S.A.	21,678	2,446,207
BPER Banca S.p.A.	114,802	1,629,157
Erste Group Bank AG	4,792	570,186
Industrial & Commercial Bank of China, “H”	285,775	235,607
ING Groep N.V.	50,218	1,461,485
Itau Unibanco Holding S.A., ADR	99,173	897,516
Mizuho Financial Group, Inc.	20,074	919,215
NatWest Group PLC	243,628	2,032,335
Oversea-Chinese Banking Corp. Ltd.	40,130	679,885
Société Générale S.A.	4,185	365,237
Toronto-Dominion Bank	22,079	2,149,611
UBS Group AG	42,739	1,779,379
		$18,021,570
Medical & Health Technology & Services – 0.5%
Fresenius Medical Care AG	11,976	$558,251
Rede D'Or Sao Luiz S.A. (n)	26,429	207,761
		$766,012
Medical Equipment – 1.9%
Demant A.S. (a)	22,679	$705,805
Fisher & Paykel Healthcare Corp. Ltd.	34,260	840,530
Shandong Weigao Group Medical Polymer Co. Ltd., “H”	302,503	196,812
Smith & Nephew PLC	55,515	1,026,086
		$2,769,233
Metals & Mining – 5.4%
Marubeni Corp.	20,074	$772,290
Rio Tinto PLC	27,658	2,733,998
Sojitz Corp.	15,512	703,262
Sumitomo Corp.	9,774	417,022
Toyota Tsusho Corp.	60,100	2,689,327
Vale S.A., ADR	33,255	571,321
		$7,887,220
Natural Gas - Distribution – 0.8%
ENGIE S.A.	34,759	$1,188,191
Natural Gas - Pipeline – 1.0%
APA Group	213,569	$1,398,275
4

MFS Blended Research International Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.9%
Accton Technology Corp.	10,512	$471,526
LM Ericsson Telephone Co., “B”	70,414	815,475
		$1,287,001
Oil Services – 1.3%
Samsung E&A Co. Ltd.	11,538	$291,959
Tenaris S.A.	60,861	1,662,637
		$1,954,596
Other Banks & Diversified Financials – 4.1%
Banco de Chile	1,596,559	$329,293
China Construction Bank Corp.	1,199,133	1,224,669
China Merchants Bank Co. Ltd.	117,205	731,689
Credicorp Ltd.	2,000	692,760
Grupo Financiero Banorte S.A. de C.V.	94,571	1,078,434
Kasikornbank PLC	60,312	391,926
KB Financial Group, Inc., ADR	4,201	462,110
Shinhan Financial Group Co. Ltd., ADR	15,951	1,065,686
		$5,976,567
Pharmaceuticals – 5.5%
Astellas Pharma, Inc.	53,502	$891,272
Bayer AG	9,380	465,614
GSK PLC	14,680	435,435
Novartis AG	16,912	2,870,542
Roche Holding AG	3,647	1,740,845
Sanofi S.A.	15,877	1,542,094
		$7,945,802
Precious Metals & Minerals – 3.5%
Agnico Eagle Mines Ltd.	3,401	$855,692
Evolution Mining Ltd.	25,257	298,011
Gold Fields Ltd., ADR	10,580	622,527
Kinross Gold Corp.	64,613	2,390,035
OceanaGold Corp.	23,231	987,962
		$5,154,227
Railroad & Shipping – 0.5%
Yangzijian Shipbuilding Holdings Ltd.	220,522	$756,633
Real Estate – 2.1%
Charter Hall Group, REIT	35,159	$552,211
Emaar Properties PJSC	169,187	746,200
Industrial & Infrastructure Fund Investment Corp.	386	375,705
Scentre Group Ltd., REIT	503,155	1,367,829
		$3,041,945
Specialty Chemicals – 0.2%
Sime Darby Berhad	502,500	$315,112
5

MFS Blended Research International Equity ETF
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.4%
Alibaba Group Holding Ltd., ADR	3,544	$510,726
PDD Holdings, Inc., ADR (a)	3,201	332,040
Shimamura Co. Ltd.	36,960	851,075
Vipshop Holdings Ltd., ADR	16,477	287,029
		$1,980,870
Telecom Services – 1.6%
Hellenic Telecommunications Organization S.A.	10,180	$210,502
KDDI Corp.	60,100	1,027,932
LG Uplus Corp.	45,347	521,404
PT Telkom Indonesia (Persero) Tbk	26,474	563,102
		$2,322,940
Tobacco – 2.0%
British American Tobacco PLC	37,556	$2,348,414
Imperial Brands PLC	13,281	595,113
		$2,943,527
Utilities - Electric Power – 2.0%
CLP Holdings Ltd.	78,436	$743,916
E.ON SE	71,993	1,674,117
Enel Chile S.A.	5,898,944	493,764
		$2,911,797
Total Common Stocks (Identified Cost, $131,153,301)		$141,654,912
Preferred Stocks – 1.9%
Computer Software - Systems – 1.9%
Samsung Electronics Co. Ltd. (Identified Cost, $1,873,164)	27,690	$2,768,038
Mutual Funds – 1.0%
Money Market Funds – 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.63% (j) (Identified Cost, $1,531,692)	1,531,692	$1,531,692
Collateral for Securities Loaned – 1.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j) (Identified Cost, $2,052,650)	2,052,650	$2,052,650
Other Assets, Less Liabilities – (1.3)%		(1,905,380)
Net Assets – 100.0%		$146,101,912

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,761, representing 0.1% of net assets.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research International Equity ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value, including $1,901,516 of securities on loan (identified cost, $136,610,807)	$148,007,292
Cash	1,789
Foreign currency, at value (identified cost, $26,023)	25,996
Receivables for
Interest and dividends	127,317
Total assets	$148,162,394
Liabilities
Collateral for securities loaned, at value	$2,052,650
Payable to affiliates
Investment adviser	4,087
Deferred foreign capital gains tax expense payable	3,745
Total liabilities	$2,060,482
Net assets	$146,101,912
Net assets consist of
Paid-in capital	$134,818,554
Total distributable earnings (loss)	11,283,358
Net assets	$146,101,912
Shares of beneficial interest outstanding (unlimited number of shares authorized)	4,975,000
Net asset value per share (net assets of $146,101,912 / 4,975,000 shares of beneficial interest outstanding)	$29.37
See Notes to Financial Statements
7

MFS Blended Research International Equity ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 (c) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$336,696
Income on securities loaned	9,407
Interest	7,472
Other	1,976
Foreign taxes withheld	(27,495)
Total investment income	$328,056
Expenses
Management fee	$77,247
Miscellaneous	55
Total expenses	$77,302
Net investment income (loss)	$250,754
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(174,211)
Foreign currency	(17,155)
In-kind redemptions – unaffiliated issuers	671,313
Net realized gain (loss)	$479,947
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $3,745 increase in deferred foreign capital gains tax)	$11,392,740
Translation of assets and liabilities in foreign currencies	1,202
Net unrealized gain (loss)	$11,393,942
Net realized and unrealized gain (loss)	$11,873,889
Change in net assets from operations	$12,124,643
(c) For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
See Notes to Financial Statements
8

MFS Blended Research International Equity ETF
Financial Statements | Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended
2/28/26 (c)
Change in net assets
From operations
Net investment income (loss)	$250,754
Net realized gain (loss)	479,947
Net unrealized gain (loss)	11,393,942
Change in net assets from operations	$12,124,643
Total distributions to shareholders	$(170,002)
Change in net assets from fund share transactions	$134,084,953
Miscellaneous capital	$62,318
Total change in net assets	$146,101,912
Net assets
At beginning of period	—
At end of period	$146,101,912

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
See Notes to Financial Statements
9

MFS Blended Research International Equity ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
Year ended
2/28/26 (c)
Net asset value, beginning of period	$24.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11
Net realized and unrealized gain (loss)	4.42
Total from investment operations	$4.53
Less distributions declared to shareholders
From net investment income	$(0.07)
Miscellaneous capital (d)	$0.03
Net asset value, end of period (x)	$29.37
Total return (%) (s)(x)	18.38 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.34 (a)
Net investment income (loss)	1.10 (a)
Portfolio turnover rate (e)	8 (n)
Net assets at end of period (000 omitted)	$146,102

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Blended Research International Equity ETF
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research International Equity ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Blended Research International Equity ETF
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$144,422,950	$—	$—	$144,422,950
Investment Companies	3,584,342	—	—	3,584,342
Total	$148,007,292	$—	$—	$148,007,292
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,901,516.  The fair value of the fund's investment securities on loan and a related liability of $2,052,650 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The
12

MFS Blended Research International Equity ETF
Notes to Financial Statements  - continued
liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and redemptions in-kind.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26 (c)
Ordinary income (including any short-term capital gains)	$170,002

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Blended Research International Equity ETF
Notes to Financial Statements  - continued
As of 2/28/26
Cost of investments	$137,030,500
Gross appreciation	14,290,827
Gross depreciation	(3,314,035)
Net unrealized appreciation (depreciation)	$10,976,792
Undistributed ordinary income	493,681
Capital loss carryforwards	(176,274)
Other temporary differences	(10,841)
Total distributable earnings (loss)	$11,283,358
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(176,274)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the period ended February 28, 2026.
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period ended February 28, 2026, this reimbursement amounted to $1,776, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the period ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $27,966,974 and $5,766,704, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $114,723,048 and $4,393,955, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
14

MFS Blended Research International Equity ETF
Notes to Financial Statements  - continued
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Year ended 2/28/26 (c)
	Shares	Amount
Shares sold	5,125,002	$138,345,981
Shares reacquired	(150,002)	(4,261,028)
Net change	4,975,000	$134,084,953

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
15

MFS Blended Research International Equity ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Blended Research International Equity ETF and the Board of Trustees of MFS Active Exchange Traded Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Blended Research International Equity ETF (the “Fund”) (one of the funds constituting MFS Active Exchange Traded Funds Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statements of operations and changes in net assets and the financial highlights for the period from October 22, 2025 (commencement of operations) through February 28, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Active Exchange Traded Funds Trust) at February 28, 2026, the results of its operations, the changes in its net assets and its financial highlights for the period from October 22, 2025 (commencement of operations) through February 28, 2026, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026
16

MFS Blended Research International Equity ETF
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $336,696. The fund intends to pass through foreign tax credits of $13,683 for the fiscal year.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research International Equity ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS Blended Research International Equity ETF
Board Approval of Investment Management Agreement
MFS Blended Research International Equity ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment management agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July and September 2025, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund. The independent Trustees observed that with respect to this Fund, MFS was proposing a unitary management fee structure, pursuant to which MFS would receive a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the total expense ratios for Class R6 shares of MFS mutual funds in the same Morningstar category as the Fund, and (iii) the Unitary Fees for certain fully transparent actively-managed exchange-traded funds (“ETFs”) in similar Morningstar categories that MFS believes will be key competitors to the Fund. In addition, in connection with the independent Trustees’ May, June, and July 2025 meetings for the purpose of considering whether to approve the continuation of the investment advisory agreements for the MFS-advised mutual funds that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
The Trustees considered the proposed Unitary Fee structure to which the Fund would be subject, observing that many of the competitors of the Fund have adopted similar unitary fee structures. In assessing the reasonableness of the Fund’s proposed Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the Agreement and descriptions of various services to be performed or procured by MFS under the Agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses which would be excluded from the Unitary Fee and therefore would be payable by the Fund. The Trustees also considered the Fund’s proposed Unitary Fee as compared with the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund's proposed Unitary Fee and proposed total expense ratio would each be lower than the applicable Broadridge expense group median.
The Trustees considered that the Agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
19

MFS Blended Research International Equity ETF
Board Approval of Investment Management Agreement - continued
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Unitary Fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.
20

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS ACTIVE EXCHANGE TRADED FUNDS TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 15, 2026

*  Print name and title of each signing officer under his or her signature.